UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number
811-02715
Delaware Group® State Tax-Free Income Trust
(Exact name of registrant as specified in charter)

610 Market Street
Philadelphia, PA 19106
Registrant's telephone number, including area code:
(800) 523-1918
Date of fiscal year end:
August 31
Date of reporting period:
August 31, 2026
Item 1. Report to Stockholders.
(a) The registrant’s annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 is as follows:
Nomura Tax-Free Pennsylvania Fund
(formerly, Macquarie Tax-Free Pennsylvania Fund)
Class A : DELIX
Annual shareholder report | August 31, 2026
This annual shareholder report contains important information about Nomura Tax-Free Pennsylvania Fund (Fund) for the period of September 1, 2025, to August 31, 2026. You can find additional information about the Fund at nomuraassetmanagement.com/literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund's costs for the last 12 months ?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1]
Class A	$87	0.84%
[1]	Costs paid as a percentage of a $10,000 investment would have been 0.83% if distressed investment expenses were not included.
Management's discussion of Fund performance
Performance highlights
Nomura Tax-Free Pennsylvania Fund (Class A) returned 6.17% (excluding sales charge) for the 12 months ended August 31, 2026. During the same period, the Bloomberg Municipal Bond Index, the Fund's broad-based securities market index (benchmark), returned 4.12%.
Market highlights
During the reporting period, monetary policy and geopolitical uncertainty impacted the municipal bond market. US Federal Reserve (Fed) cuts in 4Q25 and legislative clarity contributed to performance. However, the US-Iran conflict and subsequent inflation concerns applied pressure to the market. Additionally, market technicals impacted performance.
Supply was elevated but met with strong demand as municipal mutual funds took in a near record amount in the first eight months of 2026. More importantly, the flows were evenly distributed between open-ended funds and exchange-traded funds (ETFs) in calendar year 2026.
Municipal bond yields rose on the front end of the curve and fell in the intermediate and long segments. For example, the MMD AAA 2-year yield rose 33 basis points (bps) while the 20-year yield fell 15 bps and the 30-year yield fell 1 bp (a basis point equals one-hundredth of a percentage point). As a result, the 2-year/30-year curve flattened, starting the period at 241 bps and ending the period at 207 bps.
The long end of the curve outperformed as did lower investment grade BBB-rated and below-investment-grade securities during the reporting period, in part, driven by the strong fund flows into long mutual funds. For example, the Bloomberg Municipal Bond Index returned 4.12% while the long segment (22+ years) returned 6.45%; BBB-rated and below‑investment‑grade securities returned 6.08% and 6.66%, respectively. Conversely, the front end of the curve detracted from performance for the period with the Bloomberg Municipal Bond Index’s 1-year (1-2 years) segment only up 2.36%.
Top contributors to performance:
An overweight to the long end of the curve contributed to performance.
An overweight to BBB-rated securities, in addition to a full out-of-benchmark allocation to below-investment-grade bonds, also contributed.
Top detractors from performance:
A modest out-of-benchmark allocation to the front end of the curve (0-1 years) was a drag on performance as this part of the curve lagged the overall market.
The Fund’s allocation to the Industrial Development Revenue (IDR)/Pollution Control Revenue (PCR) sector was a detractor, underperforming the benchmark’s IDR/PCR return of 3.03%.
Fund performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Class. It also assumes a $10,000 initial investment at the beginning of the first full fiscal year in a broad-based securities market index for the same period and the deduction of the maximum applicable sales charge for Class A shares.
Growth of $10,000 investment
For the period August 31, 2016, through August 31, 2026
Average annual total returns (as of August 31, 2026)	1 year	5 year	10 year
Nomura Tax-Free Pennsylvania Fund (Class A) – including sales charge	1.34%	-0.54%	1.46%
Nomura Tax-Free Pennsylvania Fund (Class A) – excluding sales charge	6.17%	0.37%	1.94%
Bloomberg Municipal Bond Index	4.12%	0.54%	1.91%
Keep in mind that the Fund's past performance is not a good predictor of how the Fund will perform in the future.
Visit nomuraassetmanagement.com/performance for the most recent performance information. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance results reflect any expense caps in effect during these periods. All results shown assume reinvestment of distributions.
Fund statistics (as of August 31, 2026)
Fund net assets	$382,163,575
Total number of portfolio holdings*	153
Total net advisory fees paid (during reporting period)	$1,658,252
Portfolio turnover rate	8%
*	Excludes cash and cash equivalents.

Fund holdings (as of August 31, 2026)
The tables below show the investment makeup of the Fund, with each category representing a percentage of the total net assets of the Fund.
Sector allocation
Healthcare Revenue Bonds	27.08%
Transportation Revenue Bonds	18.32%
Special Tax Revenue Bonds	14.30%
Education Revenue Bonds	12.55%
Industrial Development Revenue/Pollution Control Revenue Bonds	7.35%
Housing Revenue Bonds	6.21%
Electric Revenue Bonds	2.51%
Lease Revenue Bonds	2.31%
Water & Sewer Revenue Bonds	2.24%
Local General Obligation Bonds	2.06%

State and territory allocation
Pennsylvania	81.46%
Puerto Rico	15.02%
US Virgin Islands	0.67%

Material Fund changes
Effective December 1, 2025, the Fund was renamed Nomura Tax-Free Pennsylvania Fund.
This is a summary of certain changes to the Fund that occurred during the reporting period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by December 30, 2026, at nomuraassetmanagement.com/literature or upon request at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
Changes in and disagreements with accountants
During the reporting period, there was a change in the Fund’s independent registered public accounting firm. On May 20, 2026, the Fund’s Board of Trustees, upon the recommendation of its Audit Committee, approved the appointment of Cohen & Company, Ltd. as the independent registered public accounting firm for the Fund, effectively dismissing PricewaterhouseCoopers LLP (PwC) as the Fund’s independent registered public accounting firm. There were no disagreements with PwC during the Fund’s two most recent fiscal years or the subsequent interim period through May 20, 2026.
Availability of additional information
You can access additional information about the Fund, such as the prospectus, financial information, holdings, and proxy voting information, at nomuraassetmanagement.com/literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET, or by contacting your financial intermediary.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports, and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain shareholders of the Fund. If you would like to receive individual mailings, please call 800 523-1918 or contact your financial intermediary. Your instructions will typically be effective within 30 days after we receive them from you or your financial intermediary. If you choose, you may receive these documents through electronic delivery.
For more information, please scan the QR code at left to navigate to additional hosted material at nomuraassetmanagement.com/literature.
(5960117)
TSAR-DELIX-1026
Nomura Tax-Free Pennsylvania Fund
(formerly, Macquarie Tax-Free Pennsylvania Fund)
Class C : DPTCX
Annual shareholder report | August 31, 2026
This annual shareholder report contains important information about Nomura Tax-Free Pennsylvania Fund (Fund) for the period of September 1, 2025, to August 31, 2026. You can find additional information about the Fund at nomuraassetmanagement.com/literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund's costs for the last 12 months ?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1]
Class C	$163	1.59%
[1]	Costs paid as a percentage of a $10,000 investment would have been 1.58% if distressed investment expenses were not included.
Management's discussion of Fund performance
Performance highlights
Nomura Tax-Free Pennsylvania Fund (Class C) returned 5.38% (excluding sales charge) for the 12 months ended August 31, 2026. During the same period, the Bloomberg Municipal Bond Index, the Fund's broad-based securities market index (benchmark), returned 4.12%.
Market highlights
During the reporting period, monetary policy and geopolitical uncertainty impacted the municipal bond market. US Federal Reserve (Fed) cuts in 4Q25 and legislative clarity contributed to performance. However, the US-Iran conflict and subsequent inflation concerns applied pressure to the market. Additionally, market technicals impacted performance.
Supply was elevated but met with strong demand as municipal mutual funds took in a near record amount in the first eight months of 2026. More importantly, the flows were evenly distributed between open-ended funds and exchange-traded funds (ETFs) in calendar year 2026.
Municipal bond yields rose on the front end of the curve and fell in the intermediate and long segments. For example, the MMD AAA 2-year yield rose 33 basis points (bps) while the 20-year yield fell 15 bps and the 30-year yield fell 1 bp (a basis point equals one-hundredth of a percentage point). As a result, the 2-year/30-year curve flattened, starting the period at 241 bps and ending the period at 207 bps.
The long end of the curve outperformed as did lower investment grade BBB-rated and below-investment-grade securities during the reporting period, in part, driven by the strong fund flows into long mutual funds. For example, the Bloomberg Municipal Bond Index returned 4.12% while the long segment (22+ years) returned 6.45%; BBB-rated and below‑investment‑grade securities returned 6.08% and 6.66%, respectively. Conversely, the front end of the curve detracted from performance for the period with the Bloomberg Municipal Bond Index’s 1-year (1-2 years) segment only up 2.36%.
Top contributors to performance:
An overweight to the long end of the curve contributed to performance.
An overweight to BBB-rated securities, in addition to a full out-of-benchmark allocation to below-investment-grade bonds, also contributed.
Top detractors from performance:
A modest out-of-benchmark allocation to the front end of the curve (0-1 years) was a drag on performance as this part of the curve lagged the overall market.
The Fund’s allocation to the Industrial Development Revenue (IDR)/Pollution Control Revenue (PCR) sector was a detractor, underperforming the benchmark’s IDR/PCR return of 3.03%.
Fund performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Class. It also assumes a $10,000 initial investment at the beginning of the first full fiscal year in a broad-based securities market index for the same period.
Growth of $10,000 investment
For the period August 31, 2016, through August 31, 2026
Average annual total returns (as of August 31, 2026)	1 year	5 year	10 year
Nomura Tax-Free Pennsylvania Fund (Class C) – including sales charge	4.38%	-0.39%	1.17%
Nomura Tax-Free Pennsylvania Fund (Class C) – excluding sales charge	5.38%	-0.39%	1.17%
Bloomberg Municipal Bond Index	4.12%	0.54%	1.91%
Keep in mind that the Fund's past performance is not a good predictor of how the Fund will perform in the future.
Visit nomuraassetmanagement.com/performance for the most recent performance information. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance results reflect any expense caps in effect during these periods. All results shown assume reinvestment of distributions.
Fund statistics (as of August 31, 2026)
Fund net assets	$382,163,575
Total number of portfolio holdings*	153
Total net advisory fees paid (during reporting period)	$1,658,252
Portfolio turnover rate	8%
*	Excludes cash and cash equivalents.

Fund holdings (as of August 31, 2026)
The tables below show the investment makeup of the Fund, with each category representing a percentage of the total net assets of the Fund.
Sector allocation
Healthcare Revenue Bonds	27.08%
Transportation Revenue Bonds	18.32%
Special Tax Revenue Bonds	14.30%
Education Revenue Bonds	12.55%
Industrial Development Revenue/Pollution Control Revenue Bonds	7.35%
Housing Revenue Bonds	6.21%
Electric Revenue Bonds	2.51%
Lease Revenue Bonds	2.31%
Water & Sewer Revenue Bonds	2.24%
Local General Obligation Bonds	2.06%

State and territory allocation
Pennsylvania	81.46%
Puerto Rico	15.02%
US Virgin Islands	0.67%

Material Fund changes
Effective December 1, 2025, the Fund was renamed Nomura Tax-Free Pennsylvania Fund.
This is a summary of certain changes to the Fund that occurred during the reporting period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by December 30, 2026, at nomuraassetmanagement.com/literature or upon request at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
Changes in and disagreements with accountants
During the reporting period, there was a change in the Fund’s independent registered public accounting firm. On May 20, 2026, the Fund’s Board of Trustees, upon the recommendation of its Audit Committee, approved the appointment of Cohen & Company, Ltd. as the independent registered public accounting firm for the Fund, effectively dismissing PricewaterhouseCoopers LLP (PwC) as the Fund’s independent registered public accounting firm. There were no disagreements with PwC during the Fund’s two most recent fiscal years or the subsequent interim period through May 20, 2026.
Availability of additional information
You can access additional information about the Fund, such as the prospectus, financial information, holdings, and proxy voting information, at nomuraassetmanagement.com/literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET, or by contacting your financial intermediary.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports, and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain shareholders of the Fund. If you would like to receive individual mailings, please call 800 523-1918 or contact your financial intermediary. Your instructions will typically be effective within 30 days after we receive them from you or your financial intermediary. If you choose, you may receive these documents through electronic delivery.
For more information, please scan the QR code at left to navigate to additional hosted material at nomuraassetmanagement.com/literature.
(5960117)
TSAR-DPTCX-1026
Nomura Tax-Free Pennsylvania Fund
(formerly, Macquarie Tax-Free Pennsylvania Fund)
Institutional Class : DTPIX
Annual shareholder report | August 31, 2026
This annual shareholder report contains important information about Nomura Tax-Free Pennsylvania Fund (Fund) for the period of September 1, 2025, to August 31, 2026. You can find additional information about the Fund at nomuraassetmanagement.com/literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund's costs for the last 12 months ?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1]
Institutional Class	$61	0.59%
[1]	Costs paid as a percentage of a $10,000 investment would have been 0.58% if distressed investment expenses were not included.
Management's discussion of Fund performance
Performance highlights
Nomura Tax-Free Pennsylvania Fund (Institutional Class) returned 6.44% (excluding sales charge) for the 12 months ended August 31, 2026. During the same period, the Bloomberg Municipal Bond Index, the Fund's broad-based securities market index (benchmark), returned 4.12%.
Market highlights
During the reporting period, monetary policy and geopolitical uncertainty impacted the municipal bond market. US Federal Reserve (Fed) cuts in 4Q25 and legislative clarity contributed to performance. However, the US-Iran conflict and subsequent inflation concerns applied pressure to the market. Additionally, market technicals impacted performance.
Supply was elevated but met with strong demand as municipal mutual funds took in a near record amount in the first eight months of 2026. More importantly, the flows were evenly distributed between open-ended funds and exchange-traded funds (ETFs) in calendar year 2026.
Municipal bond yields rose on the front end of the curve and fell in the intermediate and long segments. For example, the MMD AAA 2-year yield rose 33 basis points (bps) while the 20-year yield fell 15 bps and the 30-year yield fell 1 bp (a basis point equals one-hundredth of a percentage point). As a result, the 2-year/30-year curve flattened, starting the period at 241 bps and ending the period at 207 bps.
The long end of the curve outperformed as did lower investment grade BBB-rated and below-investment-grade securities during the reporting period, in part, driven by the strong fund flows into long mutual funds. For example, the Bloomberg Municipal Bond Index returned 4.12% while the long segment (22+ years) returned 6.45%; BBB-rated and below‑investment‑grade securities returned 6.08% and 6.66%, respectively. Conversely, the front end of the curve detracted from performance for the period with the Bloomberg Municipal Bond Index’s 1-year (1-2 years) segment only up 2.36%.
Top contributors to performance:
An overweight to the long end of the curve contributed to performance.
An overweight to BBB-rated securities, in addition to a full out-of-benchmark allocation to below-investment-grade bonds, also contributed.
Top detractors from performance:
A modest out-of-benchmark allocation to the front end of the curve (0-1 years) was a drag on performance as this part of the curve lagged the overall market.
The Fund’s allocation to the Industrial Development Revenue (IDR)/Pollution Control Revenue (PCR) sector was a detractor, underperforming the benchmark’s IDR/PCR return of 3.03%.
Fund performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Class. It also assumes a $10,000 initial investment at the beginning of the first full fiscal year in a broad-based securities market index for the same period.
Growth of $10,000 investment
For the period August 31, 2016, through August 31, 2026
Average annual total returns (as of August 31, 2026)	1 year	5 year	10 year
Nomura Tax-Free Pennsylvania Fund (Institutional Class) – including sales charge	6.44%	0.64%	2.20%
Nomura Tax-Free Pennsylvania Fund (Institutional Class) – excluding sales charge	6.44%	0.64%	2.20%
Bloomberg Municipal Bond Index	4.12%	0.54%	1.91%
Keep in mind that the Fund's past performance is not a good predictor of how the Fund will perform in the future.
Visit nomuraassetmanagement.com/performance for the most recent performance information. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance results reflect any expense caps in effect during these periods. All results shown assume reinvestment of distributions.
Fund statistics (as of August 31, 2026)
Fund net assets	$382,163,575
Total number of portfolio holdings*	153
Total net advisory fees paid (during reporting period)	$1,658,252
Portfolio turnover rate	8%
*	Excludes cash and cash equivalents.

Fund holdings (as of August 31, 2026)
The tables below show the investment makeup of the Fund, with each category representing a percentage of the total net assets of the Fund.
Sector allocation
Healthcare Revenue Bonds	27.08%
Transportation Revenue Bonds	18.32%
Special Tax Revenue Bonds	14.30%
Education Revenue Bonds	12.55%
Industrial Development Revenue/Pollution Control Revenue Bonds	7.35%
Housing Revenue Bonds	6.21%
Electric Revenue Bonds	2.51%
Lease Revenue Bonds	2.31%
Water & Sewer Revenue Bonds	2.24%
Local General Obligation Bonds	2.06%

State and territory allocation
Pennsylvania	81.46%
Puerto Rico	15.02%
US Virgin Islands	0.67%

Material Fund changes
Effective December 1, 2025, the Fund was renamed Nomura Tax-Free Pennsylvania Fund.
This is a summary of certain changes to the Fund that occurred during the reporting period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by December 30, 2026, at nomuraassetmanagement.com/literature or upon request at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
Changes in and disagreements with accountants
During the reporting period, there was a change in the Fund’s independent registered public accounting firm. On May 20, 2026, the Fund’s Board of Trustees, upon the recommendation of its Audit Committee, approved the appointment of Cohen & Company, Ltd. as the independent registered public accounting firm for the Fund, effectively dismissing PricewaterhouseCoopers LLP (PwC) as the Fund’s independent registered public accounting firm. There were no disagreements with PwC during the Fund’s two most recent fiscal years or the subsequent interim period through May 20, 2026.
Availability of additional information
You can access additional information about the Fund, such as the prospectus, financial information, holdings, and proxy voting information, at nomuraassetmanagement.com/literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET, or by contacting your financial intermediary.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports, and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain shareholders of the Fund. If you would like to receive individual mailings, please call 800 523-1918 or contact your financial intermediary. Your instructions will typically be effective within 30 days after we receive them from you or your financial intermediary. If you choose, you may receive these documents through electronic delivery.
For more information, please scan the QR code at left to navigate to additional hosted material at nomuraassetmanagement.com/literature.
(5960117)
TSAR-DTPIX-1026

(b)	Not applicable.

Item 2. Code of Ethics.

(a)

The registrant has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party. A copy of the registrant’s Code of Business Ethics has been posted on the Nomura Funds Internet Web site at https://global.nomuraassetmanagement.com/about/business-ethics. Any amendments to the Code of Business Ethics, and information on any waiver from its provisions granted by the registrant, will also be posted on this Web site within five business days of such amendment or waiver and will remain on the Web site for at least 12 months.

Item 3. Audit Committee Financial Expert.

The registrant’s Board of Trustees has determined that certain members of the registrant’s Audit Committee are audit committee financial experts, as defined below. For purposes of this item, an “audit committee financial expert” is a person who has the following attributes:

a.  An understanding of generally accepted accounting principles and financial statements;

b.  The ability to assess the general application of such principles in connection with the accounting for estimates, accruals, and reserves;

c.  Experience preparing, auditing, analyzing, or evaluating financial statements that present a breadth and level of complexity of accounting issues that are generally comparable to the breadth and complexity of issues that can reasonably be expected to be raised by the registrant’s financial statements, or experience actively supervising one or more persons engaged in such activities;

d.  An understanding of internal controls and procedures for financial reporting; and

e.  An understanding of audit committee functions.

An “audit committee financial expert” shall have acquired such attributes through:

a.  Education and experience as a principal financial officer, principal accounting officer, controller, public accountant, or auditor or experience in one or more positions that involve the performance of similar functions;

b.  Experience actively supervising a principal financial officer, principal accounting officer, controller, public accountant, auditor, or person performing similar functions;

c.  Experience overseeing or assessing the performance of companies or public accountants with respect to the preparation, auditing, or evaluation of financial statements; or

d.  Other relevant experience.

The registrant’s Board of Trustees has also determined that each member of the registrant’s Audit Committee is independent. In order to be “independent” for purposes of this item, the Audit Committee member may not, other than in his or her capacity as a member of the Board of Trustees or any committee thereof, (i) accept directly or indirectly any consulting, advisory or other compensatory fee from the issuer; or (ii) be an “interested person” of the registrant as defined in Section 2(a)(19) of the Investment Company Act of 1940.

The names of the audit committee financial experts on the registrant’s Audit Committee are set forth below:

Joseph W. Chow

Frances A. Sevilla-Sacasa, Chair

Christianna Wood

Item 4. Principal Accountant Fees and Services.

Audit Fees

(a)

The aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years are $290,000 for 2026 and $54,950 for 2025.

Audit-Related Fees

(b)

The aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under paragraph (a) of this Item are $0 for 2026 and $1,627,131 for 2025.

Tax Fees

(c)

The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning are $72,000 for 2026 and $6,058 for 2025.

All Other Fees

(d)

The aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item are $0 for 2026 and $0 for 2025.

(e)(1)

The registrant’s Audit Committee has established pre-approval policies and procedures as permitted by Rule 2-01(c)(7)(i)(B) of Regulation S-X (the “Pre-Approval Policy”) with respect to services provided by the registrant’s independent auditors. Pursuant to the Pre-Approval Policy, the Audit Committee has pre-approved the services set forth in the table below with respect to the registrant up to the specified fee limits. Certain fee limits are based on aggregate fees to the registrant and other registrants within the Nomura Funds.

Service	Range of Fees
Audit Services
Statutory audits or financial audits for new Funds	up to $50,000 per Fund

Services associated with SEC registration statements (e.g., Form N-1A, Form N-14, etc.), periodic reports and other documents filed with the SEC or other documents issued in connection with securities offerings (e.g., comfort letters for closed-end Fund offerings, consents), and assistance in responding to SEC comment letters up to $10,000 per Fund

Consultations by Fund management as to the accounting or disclosure treatment of transactions or events and/or the actual or potential impact of final or proposed rules, standards or interpretations by the SEC, FASB, or other regulatory or standard-setting bodies (Note: Under SEC rules, some consultations may be considered “audit-related services” rather than “audit services”)

up to $25,000 in the aggregate
Audit-Related Services

Consultations by Fund management as to the accounting or disclosure treatment of transactions or events and /or the actual or potential impact of final or proposed rules, standards or interpretations by the SEC, FASB, or other regulatory or standard-setting bodies (Note: Under SEC rules, some consultations may be considered “audit services” rather than “audit-related services”)

up to $25,000 in the aggregate
Tax Services
U.S. federal, state and local and international tax planning and advice (e.g., consulting on statutory, regulatory or administrative developments, evaluation of Funds’ tax compliance function, etc.)	up to $25,000 in the aggregate
U.S. federal, state and local tax compliance (e.g., excise distribution reviews, etc.)	up to $5,000 per Fund
Review of federal, state, local and international income, franchise and other tax returns	up to $5,000 per Fund

Under the Pre-Approval Policy, the Audit Committee has also pre-approved the services set forth in the table below with respect to the registrant’s investment adviser and other entities controlling, controlled by or under common control with the investment adviser that provide ongoing services to the registrant (the “Control Affiliates”) up to the specified fee limit. This fee limit is based on aggregate fees to the investment adviser and its Control Affiliates.

Service	Range of Fees
Non-Audit Services
Services associated with periodic reports and other documents filed with the SEC and assistance in responding to SEC comment letters	up to $10,000 in the aggregate

The Pre-Approval Policy requires the registrant’s independent auditors to report to the Audit Committee at each of its regular meetings regarding all services initiated since the last such report was rendered, including those services authorized by the Pre-Approval Policy.

(e)(2)

The percentage of services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X are as follows:

(b) 0%

(c) 0%

(d) 0%

(f)	Not applicable.

(g)

The aggregate non-audit fees billed by the registrant’s accountant for services rendered to the registrant, and rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant was $0 for 2026 and $16,391,075 for 2025.

(h)

The audit committee of the registrant’s board of trustees has considered whether the provision of non-audit services that were rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

(i)	Not applicable.

(j)	Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a)	Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the Financial Statements filed under Item 7 of this form.

(b)	Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a)

An open-end management investment company registered on Form N-1A [17 CFR 239.15A and 17 CFR 274.11A] must file its most recent annual or semi-annual financial statements required, and for the periods specified, by Regulation S-X.

The annual financial statements are attached herewith.

(b)	An open-end management investment company registered on Form N-1A [17 CFR 239.15A and 17 CFR 274.11A] must file the information required by Item 13 of Form N-1A.

The Financial Highlights are attached herewith.

Fixed income mutual funds
Nomura Tax-Free Colorado Fund
(formerly, Macquarie Tax-Free Colorado Fund)
Nomura Tax-Free Idaho Fund
(formerly, Macquarie Tax-Free Idaho Fund)
Nomura Tax-Free New York Fund
(formerly, Macquarie Tax-Free New York Fund)
Nomura Tax-Free Pennsylvania Fund
(formerly, Macquarie Tax-Free Pennsylvania Fund)
Financial statements and other information
For the year ended August 31, 2026

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Funds. This report is not authorized for distribution to prospective investors in the Funds unless preceded or accompanied by an effective prospectus.
Form N-PORT and proxy voting information
Each Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-PORT. Each Fund’s Form N-PORT, as well as a description of the policies and procedures that the Funds use to determine how to vote proxies (if any) relating to portfolio securities, are available without charge (i) upon request, by calling 800 523-1918; and (ii) on the SEC’s website at sec.gov. In addition, a description of the policies and procedures that the Funds use to determine how to vote proxies (if any) relating to portfolio securities and the Schedule of Investments included in the Funds’ most recent Form N-PORT are available without charge on the Funds’ website at nomuraassetmanagement.com/literature.
Information (if any) regarding how the Funds voted proxies relating to portfolio securities during the most recently disclosed 12-month period ended June 30 is available without charge (i) through the Funds’ website at nomuraassetmanagement.com/proxy; and (ii) on the SEC’s website at sec.gov.

Schedules of investments
Nomura Tax-Free Colorado Fund	August 31, 2026
	Principal amount°	Value (US $)
Municipal Bonds — 96.04%
Education Revenue Bonds — 10.59%
Board of Governors of the Colorado State University System Enterprise Revenue
Series A 5.00% 3/1/43	3,990,000	$ 4,385,449
Series C 4.00% 3/1/47	1,065,000	944,314
Colorado Educational & Cultural Facilities Authority Revenue
(Ascent Classical Academy Charter Schools) Series A 144A 5.80% 4/1/54 #	1,000,000	958,790
(Aspen View Academy Project)
4.00% 5/1/51	500,000	395,445
4.00% 5/1/61	1,250,000	933,038
(Charter School - Aspen Ridge School Project)
Series A 144A 5.00% 7/1/36 #	500,000	500,085
Series A 144A 5.25% 7/1/46 #	1,350,000	1,345,963

(Charter School Project) 5.00% 7/15/37	1,150,000	1,151,058
(Community Leadership Academy, Inc. Second Campus Project) 7.45% 8/1/48	1,000,000	1,000,680
(Global Village Academy - Northglenn Project)
144A 5.00% 12/1/50 #	950,000	845,253
144A 5.00% 12/1/55 #	1,000,000	863,850

(Golden View Classical Academy Project) 4.00% 1/1/52	1,115,000	885,377
(Littleton Preparatory Charter School Project)
5.00% 12/1/33	355,000	355,110
5.00% 12/1/42	540,000	509,706
(Loveland Classical Schools Project)
144A 5.00% 7/1/36 #	1,750,000	1,750,420
144A 5.00% 7/1/46 #	500,000	473,105
(Science Technology Engineering and Math School Project)
5.00% 11/1/44	890,000	837,535
5.00% 11/1/54	1,500,000	1,358,115
(University of Denver Project)
Series A 4.00% 3/1/35	400,000	395,632
Series A 4.00% 3/1/36	550,000	539,517

(University of Lab Charter School) 144A 5.00% 12/15/45 #	1,500,000	1,407,915
(Vail Mountain School Project) 5.00% 5/1/31	1,000,000	1,000,610

Schedules of investments
Nomura Tax-Free Colorado Fund
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Education Revenue Bonds (continued)
Colorado School of Mines Revenue
Series A 4.00% 12/1/49	1,500,000	$ 1,296,750
Series A 5.00% 12/1/54	1,000,000	1,011,660
Colorado State University Research Foundation Revenue
(The Prospect Project) Series A 144A 5.50% 3/1/65 #	1,700,000	1,636,607
		26,781,984
Electric Revenue Bonds — 6.21%
Colorado Springs, Colorado Utilities System Revenue
Series A 4.00% 11/15/50	2,035,000	1,827,959
Series A 5.25% 11/15/55	7,500,000	7,851,525
Guam Power Authority Revenue
(Tax-Exempt Forward Delivery) Series A 5.00% 10/1/35	1,640,000	1,724,066
Puerto Rico Electric Power Authority Revenue
Series A 5.05% 7/1/42 ‡	170,000	126,013
Series AAA 5.25% 7/1/25 ‡	95,000	70,300
Series CCC 5.25% 7/1/27 ‡	705,000	522,581
Series WW 5.00% 7/1/28 ‡	660,000	489,225
Series WW 5.25% 7/1/33 ‡	210,000	155,663
Series WW 5.50% 7/1/17 ‡	460,000	340,400
Series WW 5.50% 7/1/19 ‡	360,000	266,400
Series XX 4.75% 7/1/26 ‡	105,000	77,700
Series XX 5.25% 7/1/40 ‡	1,840,000	1,363,900
Series XX 5.75% 7/1/36 ‡	365,000	270,556
Series ZZ 4.75% 7/1/27 ‡	85,000	63,006
Series ZZ 5.00% 7/1/19 ‡	620,000	458,800
Series ZZ 5.25% 7/1/24 ‡	140,000	103,600
		15,711,694
Healthcare Revenue Bonds — 21.29%
Colorado Health Facilities Authority Revenue
Series A 5.25% 5/15/48	1,000,000	1,007,810
(Aberdeen Ridge) Series A 5.00% 5/15/58	1,500,000	1,054,875
(AdventHealth Obligated Group)
Series A 3.00% 11/15/51	6,325,000	4,324,213
Series A 4.00% 11/15/43	2,290,000	2,101,350
Series A 4.00% 11/15/50	6,015,000	5,203,757
Series A 5.00% 11/15/29	2,000,000	2,112,080
(American Baptist)
7.625% 8/1/33 ‡	150,000	105,506

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Healthcare Revenue Bonds (continued)
Colorado Health Facilities Authority Revenue
(American Baptist)
8.00% 8/1/43 ‡	1,000,000	$ 612,470

(Bethesda Project) Series A-1 5.00% 9/15/48	2,250,000	2,176,942
(Cappella of Grand Junction Project) 144A 5.00% 12/1/54 #	2,220,000	1,620,600
(CommonSpirit Health)
Series A 5.00% 12/1/39	1,500,000	1,562,970
Series A 5.25% 12/1/54	2,000,000	2,033,020
Series A-1 4.00% 8/1/37	1,130,000	1,108,519
Series A-1 4.00% 8/1/38	120,000	116,860
Series A-2 4.00% 8/1/49 (BAM)	3,670,000	3,262,960
Series A-2 5.00% 8/1/37	1,500,000	1,536,300
(Covenant Living Communities and Services)
Series A 4.00% 12/1/40	1,250,000	1,171,513
Series A 5.125% 12/1/55	2,000,000	1,934,200
(Craig Hospital Project)
Series A 5.00% 12/1/47	1,830,000	1,846,982
Series A 5.50% 12/1/55	3,000,000	3,073,680

(Frasier Project) Series A 4.00% 5/15/48	1,000,000	846,470
(Intermountain Health)
Series A 5.00% 11/15/41	1,000,000	1,058,350
Series A 5.00% 5/15/54	1,000,000	1,002,270
(Intermountain Healthcare)
Series A 5.00% 5/15/47	1,380,000	1,401,224
Series A 5.00% 5/15/52	1,195,000	1,199,194

(Sanford) Series A 5.00% 11/1/44	3,410,000	3,450,920
(SCL Health System) Series A 4.00% 1/1/37	3,470,000	3,404,972
(Sunny Vista Living Center) Series A 144A 6.25% 12/1/50 #	935,000	640,587
(Vail Valley Medical Center Project) 5.00% 1/15/35	1,000,000	1,001,120
(Valley View Hospital Association Project) Series A 4.00% 5/15/35	685,000	685,130
Denver, Colorado Health & Hospital Authority Revenue
Series A 4.00% 12/1/39	1,000,000	898,500
Series A 4.00% 12/1/40	250,000	221,550

Schedules of investments
Nomura Tax-Free Colorado Fund
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Healthcare Revenue Bonds (continued)
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority Revenue
(Hospital Auxilio Mutuo Obligated Group Project) 4.00% 7/1/39	75,000	$ 67,049
		53,843,943
Housing Revenue Bonds — 1.62%
Colorado Housing and Finance Authority Revenue
Multi-Family
Series A-1 4.80% 10/1/59	1,000,000	955,110
Series C-1 4.70% 10/1/59	750,000	713,595
Denver City & County, Colorado Housing Authority Revenue
(Flo Senior Apartments Project) Series A 4.50% 7/1/41	2,500,000	2,415,650
		4,084,355
Industrial Development Revenue/Pollution ControlRevenue Bonds — 5.91%
Children's Trust Fund, Commonwealth of Puerto Rico Revenue
(Tobacco Settlement Asset-Backed) Series A 8.869% 5/15/57 ^	53,760,000	2,057,395
City & County of Denver, Colorado Special Facilities Airport Revenue
(United Airlines, Inc. Project) 5.00% 10/1/32 (AMT)	215,000	215,179
Colorado Regional Transportation District Revenue
(Denver Transit Partners Eagle P3 Project)
Series A 3.00% 7/15/37	1,025,000	895,194
Series A 4.00% 7/15/34	1,100,000	1,098,207
Series A 4.00% 7/15/38	700,000	667,611
Series A 4.00% 7/15/39	1,500,000	1,407,195
Series A 4.00% 7/15/40	2,815,000	2,598,724
Series A 5.00% 7/15/32	1,045,000	1,099,392
Public Authority for Colorado Energy Natural Gas Revenue
6.50% 11/15/38	4,250,000	4,897,785
		14,936,682

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Lease Revenue Bonds — 2.88%
Adams & Arapahoe Counties, Colorado Joint School District No. 28J Aurora
5.50% 12/1/54 (BAM)	1,000,000	$ 1,045,340
Colorado Higher Education Lease Purchase Financing Program Revenue
4.00% 9/1/41	1,000,000	937,940
Denver, Colorado Health & Hospital Authority Revenue
(550 Acoma, Inc.) 4.00% 12/1/38	750,000	686,565
State of Colorado Revenue
4.00% 3/15/37	1,500,000	1,485,795
Town of Vail, Colorado Revenue
5.50% 12/1/64	3,000,000	3,139,320
		7,294,960
Local General Obligation Bonds — 13.18%
Adams & Arapahoe Counties, Colorado Joint School District No. 28J Aurora
5.50% 12/1/45	2,725,000	2,982,976
5.50% 12/1/46	3,385,000	3,684,978
Adams & Weld Counties, Colorado School District No. 27J Brighton
4.00% 12/1/46	1,370,000	1,293,938
Adams County, Colorado School District No. 14
5.50% 12/1/36	750,000	853,357
5.50% 12/1/37	735,000	827,537
5.50% 12/1/38	765,000	851,889
Arapahoe County, Colorado Cherry Creek School District No. 5
5.25% 12/15/41	1,500,000	1,627,770
5.25% 12/15/44	2,000,000	2,144,140
5.25% 12/15/48	4,000,000	4,255,440
Avon, Colorado Metropolitan District
Series A 5.75% 12/1/55	1,800,000	1,803,942
Beacon Point, Colorado Metropolitan District
5.00% 12/1/30 (AG)	1,130,000	1,131,706
City & County of Broomfield, Colorado Baseline Metropolitan District No. 1
Series A 4.00% 12/1/46 (AG)	500,000	450,805
City of Castle Pines, Douglas County, Colorado Canyons Metropolitan District No. 5
Series A 5.25% 12/1/59 (BAM)	2,000,000	2,020,980

Schedules of investments
Nomura Tax-Free Colorado Fund
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Local General Obligation Bonds (continued)
County of Douglas & Elbert, Colorado School District No. Re-1
5.50% 12/15/46	1,000,000	$ 1,100,060
Denver City & County, Colorado School District No. 1
Series A 5.00% 12/1/36	1,200,000	1,358,856
Grand River, Colorado Hospital District
5.25% 12/1/35 (AG)	1,000,000	1,025,700
La Plata County, Colorado Durango School District No. 9-R
Series R 5.25% 11/1/49	1,000,000	1,042,140
Prairie Center Metropolitan, Colorado District No. 3 Revenue
Series B 5.875% 12/15/46	1,000,000	1,042,340
Verve, Colorado Metropolitan District No. 1
5.00% 12/1/51	2,000,000	1,730,020
Weld County, Colorado School District No. Re-1
5.00% 12/15/31 (AG)	1,000,000	1,005,390
Weld County, Colorado School District No. Re-4
5.00% 12/1/38	1,000,000	1,095,460
		33,329,424
Pre-Refunded Bond — 0.72%
Colorado Health Facilities Authority Revenue
(Parkview Medical Center, Inc. Project) Series A 4.00% 9/1/50-30 §	1,750,000	1,822,660
		1,822,660
Special Tax Revenue Bonds — 18.13%
Aerotropolis Regional Transportation Authority Revenue
144A 5.50% 12/1/44 #	1,500,000	1,511,820
Arapahoe County, Colorado Riverpark Metropolitan District Revenue
6.00% 12/1/42	745,000	758,723
6.375% 12/1/54	1,250,000	1,266,475
City & County of Denver, Colorado Dedicated Excise Tax Revenue
Series A 4.00% 8/1/51	1,000,000	875,280
City of Grand Junction, Colorado General Fund Revenue
5.00% 3/1/49	2,570,000	2,630,909
City of Loveland, Colorado Centerra South Metropolitan District No. 1 Revenue
Series A 144A 6.25% 12/1/55 #	1,000,000	998,340

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Special Tax Revenue Bonds (continued)
Colorado International Center Metropolitan DistrictNo. 14 Revenue
Series A 5.375% 12/1/51 (AG)	1,000,000	$ 1,027,860
Colorado Regional Transportation District Sales Tax Revenue
(FasTracks Project) Series A 5.00% 11/1/31	1,495,000	1,500,741
Commonwealth of Puerto Rico Revenue
3.367% 11/1/43 •	3,863,292	2,757,425
(Subordinate) 3.799% 11/1/51 •	1,185,249	771,893
Denver, Colorado Convention Center Hotel Authority Revenue
5.00% 12/1/40	2,660,000	2,625,713
Fountain, Colorado Urban Renewal Authority, Colorado Revenue
(South Academy Highlands Project) Series A 5.50% 11/1/44	1,375,000	1,346,359
GDB Debt Recovery Authority of Puerto Rico Revenue
(Taxable) 7.50% 8/20/40	4,584,211	4,524,066
Matching Fund Special Purpose Securitization, Virgin Islands Revenue
Series A 5.00% 10/1/32	450,000	473,099
Plaza Metropolitan District, Colorado No. 1 Revenue
144A 5.00% 12/1/40 #	1,265,000	1,264,911
Prairie Center Metropolitan, Colorado District No. 3 Revenue
Series A 144A 5.00% 12/15/41 #	1,000,000	999,890
Prairie Point Community Authority Board Special Improvement District No. 1 Revenue
(In the City of Aurora, Arapahoe County, Colorado) 5.75% 12/1/45	1,000,000	1,004,880
Puerto Rico Sales Tax Financing Revenue
(Capital Appreciation - Restructured) Series A-1 5.70% 7/1/46 ^	12,621,000	4,542,803
(Restructured)
Series A-1 4.75% 7/1/53	1,855,000	1,755,349
Series A-1 5.00% 7/1/58	5,041,000	4,892,190
Series A-1 6.37% 7/1/51 ^	14,280,000	3,742,502
Series A-2 4.536% 7/1/53	3,000,000	2,753,940

Schedules of investments
Nomura Tax-Free Colorado Fund
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Special Tax Revenue Bonds (continued)
Southlands Metropolitan, Colorado DistrictNo. 1 Revenue
Series A-1 5.00% 12/1/37	500,000	$ 500,960
Series A-1 5.00% 12/1/47	300,000	292,605
Sterling Ranch, Colorado Community Authority Board Revenue
(Senior) Series A 6.50% 12/1/54	1,000,000	1,025,880
		45,844,613
State General Obligation Bonds — 0.84%
Commonwealth of Puerto Rico Revenue
(Restructured)
Series A-1 4.00% 7/1/41	1,422,839	1,321,547
Series A-1 4.00% 7/1/46	900,000	799,623
		2,121,170
Transportation Revenue Bonds — 6.82%
City & County of Denver, Colorado Airport System Revenue
Series A 4.00% 11/15/41 (AMT)	710,000	656,473
Series A 4.00% 12/1/48 (AMT)	4,845,000	4,223,338
Series A 5.00% 11/15/30 (AMT)	500,000	510,160
Series A 5.00% 11/15/47 (AMT)	1,000,000	1,008,230
Series A 5.25% 12/1/43 (AMT)	2,000,000	2,028,440
Colorado Bridge & Tunnel Enterprise Revenue
(Senior Infrastructure)
Series A 5.25% 12/1/54 (AG)	500,000	516,540
Series A 5.50% 12/1/54 (AG)	2,000,000	2,107,620
Colorado High Performance Transportation Enterprise Revenue
(C-470 Express Lanes)
5.00% 12/31/51	2,990,000	2,853,925
5.00% 12/31/56	1,250,000	1,187,962

(US 36 & I-25 Managed Lanes) 5.75% 1/1/44 (AMT)	2,140,000	2,140,942
		17,233,630
Water & Sewer Revenue Bonds — 7.85%
Arapahoe County of Colorado Water & Wastewater Authority Revenue
4.00% 12/1/36	3,000,000	2,998,740

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Water & Sewer Revenue Bonds (continued)
City & County of Denver, Colorado Board of Water Commissioners Revenue
Series A 5.00% 9/15/54	1,900,000	$ 1,947,120
City of Aurora, Colorado First Lien Water Revenue
5.00% 8/1/54	1,495,000	1,511,968
City of Brighton, Colorado Water Activity Revenue
(Water System Project) 4.25% 6/1/55	1,000,000	902,340
City of Westminster, Colorado Water & Wastewater Utility Revenue
5.00% 12/1/54	3,185,000	3,264,975
Douglas County, Colorado Centennial Water & Sanitation District Revenue
4.00% 12/1/38	500,000	500,245
Guam Government Waterworks Authority Revenue
Series A 5.00% 7/1/43	750,000	760,965
Johnstown, Colorado Wastewater Revenue
4.00% 12/1/51 (AG)	2,875,000	2,498,088
Metro Wastewater Reclamation District, Colorado Revenue
Series A 3.00% 4/1/38	1,620,000	1,405,917
Metro Water Recovery, Colorado Revenue
Series A 5.00% 4/1/51	2,000,000	2,058,400
Town of Gypsum, Colorado Sewer Enterprise Revenue
5.00% 12/1/54 (AG)	2,000,000	2,012,380
		19,861,138
Total Municipal Bonds (cost $252,803,605)		242,866,253

Short-Term Investments — 3.76%
Variable Rate Demand Notes — 3.76%
Colorado Health Facilities Authority Revenue
(Intermountain Health) Series E 2.90% 5/15/64 (SPA - TD Bank, N.A.)¤	1,800,000	1,800,000
University of Colorado Hospital Authority
2.90% 11/15/35 (SPA - TD Bank, N.A.)¤	1,600,000	1,600,000

Schedules of investments
Nomura Tax-Free Colorado Fund
	Principal amount°	Value (US $)
Short-Term Investments (continued)
Variable Rate Demand Notes (continued)
University of Colorado Hospital Authority
2.90% 11/15/39 (SPA - TD Bank, N.A.)¤	6,100,000	$ 6,100,000
Total Short-Term Investments (cost $9,500,000)		9,500,000
Total Value of Securities—99.80% (cost $262,303,605)		252,366,253

Receivables and Other Assets Net of Liabilities—0.20%		515,174
Net Assets Applicable to 24,989,912 Shares Outstanding—100.00%		$252,881,427
°	Principal amount shown is stated in USD unless noted that the security is denominated in another currency.
#	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At August 31, 2026, the aggregate value of Rule 144A securities was $16,818,136, which represents 6.65% of the Fund’s net assets. See Note 9 in “Notes to financial statements.”
‡	Security is currently in default.
^	Zero-coupon security. The rate shown is the effective yield at the time of purchase.
§	Pre-refunded bonds. Municipal bonds that are generally backed or secured by US Treasury bonds. For pre-refunded bonds, the stated maturity is followed by the year in which the bond will be pre-refunded. See Note 9 in “Notes to financial statements.”
•	Variable rate investment. Rates reset periodically. Rate shown reflects the rate in effect at August 31, 2026. For securities based on a published reference rate and spread, the reference rate and spread are indicated in their descriptions. The reference rate descriptions (i.e. SOFR01M, SOFR03M, etc.) used in this report are identical for different securities, but the underlying reference rates may differ due to the timing of the reset period. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions, or for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their descriptions.
¤	Tax-exempt obligations that contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the unpaid principal balance plus accrued interest upon a short notice period (generally up to 30 days) prior to specified dates either from the issuer or by drawing on a bank letter of credit, a guarantee, or insurance issued with respect to such instrument. Each rate shown is as of August 31, 2026.

Summary of abbreviations:
AG – Insured by Assured Guaranty Inc.
AMT – Subject to Alternative Minimum Tax
BAM – Insured by Build America Mutual Assurance
N.A. – National Association
SOFR01M – Secured Overnight Financing Rate 1 Month
SOFR03M – Secured Overnight Financing Rate 3 Month
SPA – Stand-by Purchase Agreement
USD – US Dollar
See accompanying notes, which are an integral part of the financial statements.

Schedules of investments
Nomura Tax-Free Idaho Fund	August 31, 2026
	Principal amount°	Value (US $)
Municipal Bonds — 97.83%
Education Revenue Bonds — 26.23%
Boise, Idaho State University Revenue
Series A 5.00% 4/1/31	250,000	$ 271,170
Series A 5.00% 4/1/32	500,000	548,315
Series A 5.00% 4/1/33	250,000	276,767

(General Project) Series A 5.00% 4/1/54	1,925,000	1,931,526
Idaho Housing & Finance Association Revenue
Series A 5.00% 6/1/50	1,275,000	1,147,474
(Alturas International Academy Project) 4.00% 5/1/52	1,500,000	1,226,520
(Anser of Idaho Project)
Series A 2.25% 5/1/51	1,165,000	652,948
Series A 3.00% 5/1/41	3,150,000	2,478,388
Series A 4.00% 5/1/56	1,585,000	1,252,388
(Compass Public Charter School Project)
Series A 144A 5.00% 7/1/54 #	1,000,000	860,120
Series A 144A 6.00% 7/1/39 #	370,000	374,329
Series A 144A 6.00% 7/1/49 #	595,000	596,898
Series A 144A 6.00% 7/1/54 #	1,140,000	1,140,000

(Elevate Academy Nampa Project) Series A 5.00% 5/1/60	1,000,000	971,180
(Gem Prep: Meridian Project) Series A 4.00% 5/1/57	1,000,000	786,100
(Idaho Arts Charter School Project)
Series A 4.00% 5/1/50	520,000	431,933
Series A 4.00% 5/1/55	305,000	244,275
Series A 144A 5.00% 12/1/38 #	2,050,000	1,982,883
Series A 144A 5.00% 12/1/46 #	1,535,000	1,398,799

(Meridian South Charter School Project) 144A 4.00% 5/1/46 #	1,000,000	770,700
(North Star Charter School Project) 5.50% 5/1/61	1,500,000	1,518,795
(Sage International School of Boise Project)
Series A 4.00% 5/1/50	3,000,000	2,429,070
Series A 4.00% 5/1/55	1,100,000	859,551

(Victory Charter School Project) Series A 144A 5.00% 7/1/39 #	1,970,000	1,873,431
(White Pine Charter School Project) Series A 5.75% 5/1/58	1,000,000	1,013,710
Idaho State University General Revenue
3.00% 4/1/49	1,700,000	1,220,532
4.00% 4/1/29	275,000	275,223

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Education Revenue Bonds (continued)
Idaho State University General Revenue
Series A 4.00% 4/1/37	350,000	$ 346,332
Series A 4.50% 4/1/52	1,750,000	1,667,575
Series A 5.25% 4/1/42	605,000	640,277
The Regents of The University of Idaho General Revenue
Series A 4.00% 4/1/45 (BAM)	700,000	650,167
Series A 5.00% 4/1/35 (AG)	560,000	599,071
University of Idaho Revenue
Series A 5.50% 4/1/55 (AG)	1,000,000	1,044,620
Series A 5.50% 4/1/57 (AG)	2,000,000	2,087,240
		35,568,307
Electric Revenue Bonds — 6.77%
Boise-Kuna, Idaho Irrigation District Revenue
(Idaho Arrowrock Hydroelectric Project) 5.00% 6/1/34	2,000,000	2,001,720
Idaho Energy Resources Authority Revenue
(Idaho Falls Power Project)
5.00% 9/15/35	1,600,000	1,756,944
5.00% 9/15/36	1,000,000	1,089,790
5.00% 9/15/37	825,000	891,487
5.00% 9/15/39	1,000,000	1,064,270
Puerto Rico Electric Power Authority Revenue
Series A 5.05% 7/1/42 ‡	75,000	55,594
Series AAA 5.25% 7/1/25 ‡	45,000	33,300
Series CCC 5.25% 7/1/27 ‡	345,000	255,731
Series WW 5.00% 7/1/28 ‡	320,000	237,200
Series WW 5.50% 7/1/38 ‡	1,500,000	1,111,875
Series XX 4.75% 7/1/26 ‡	50,000	37,000
Series XX 5.25% 7/1/40 ‡	595,000	441,043
Series XX 5.75% 7/1/36 ‡	175,000	129,719
Series ZZ 4.75% 7/1/27 ‡	40,000	29,650
Series ZZ 5.25% 7/1/24 ‡	60,000	44,400
		9,179,723
Healthcare Revenue Bonds — 12.24%
Idaho Health Facilities Authority Revenue
(Madison Memorial Hospital Project) 5.00% 9/1/37	2,000,000	1,970,060
(St. Luke's Health System Project)
3.00% 3/1/51 (BAM)	3,300,000	2,253,669
4.00% 3/1/46 (BAM)	500,000	459,920

Schedules of investments
Nomura Tax-Free Idaho Fund
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Healthcare Revenue Bonds (continued)
Idaho Health Facilities Authority Revenue
(St. Luke's Health System Project)
4.00% 3/1/51 (BAM)	2,210,000	$ 1,945,595
Series A 3.00% 3/1/51	3,000,000	1,980,900
Series A 4.00% 3/1/46	1,160,000	1,040,810
Series A 5.25% 3/1/53	1,000,000	1,016,760

(The Terraces of Boise Project) Series A 4.55% 10/1/56	500,000	427,800
(Trinity Health Credit Group) Series ID 4.00% 12/1/43	3,900,000	3,555,825
(Valley Vista Care Corporation)
Series A 4.00% 11/15/27	295,000	293,478
Series A 5.25% 11/15/37	1,005,000	839,004
Series A 5.25% 11/15/47	1,130,000	818,719
		16,602,540
Housing Revenue Bonds — 7.22%
Idaho Housing & Finance Association Multifamily Housing Revenue
(Sunset Landing Apartments Project)
Series A 2.75% 7/1/40	1,300,000	981,578
Series A 3.125% 7/1/54	2,000,000	1,355,320
Idaho Housing & Finance Association Revenue
Series A 4.50% 1/21/49 (GNMA)	182,147	176,154
(Taxable) Series C 5.945% 7/1/55 (GNMA) (FNMA) (FHLMC)	600,000	589,716
Idaho Housing & Finance Association Single Family Mortgage Revenue
Series A 4.65% 1/1/54 (GNMA) (FNMA) (FHLMC)	1,950,000	1,869,251
Series A 4.70% 7/1/46 (GNMA) (FNMA) (FHLMC)	500,000	488,270
Series A 4.75% 1/1/48 (GNMA)	885,000	866,521
Series C 3.00% 1/1/43 (FHA)	400,000	323,724
Series C 4.80% 7/1/53 (GNMA) (FNMA) (FHLMC)	1,720,000	1,628,083
Series C 5.25% 1/1/51 (GNMA) (FNMA) (FHLMC)	1,500,000	1,518,000
		9,796,617
Industrial Development Revenue/Pollution ControlRevenue Bonds — 2.35%
Children's Trust Fund, Commonwealth of Puerto Rico Revenue
(Tobacco Settlement Asset-Backed) Series A 0.601% 5/15/57 ^	30,905,000	1,182,734

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Industrial Development Revenue/Pollution ControlRevenue Bonds (continued)
Power County, Idaho Industrial Development Revenue
(FMC Project) 6.45% 8/1/32 (AMT)	2,000,000	$ 2,006,880
		3,189,614
Lease Revenue Bonds — 5.94%
Boise, Idaho Urban Renewal Agency Revenue
5.00% 12/15/31	750,000	753,870
5.00% 12/15/32	750,000	753,675
Idaho Falls, Idaho Annual Appropriation Certificates of Participation Revenue
144A 5.25% 5/15/51 #	1,900,000	1,833,538
Idaho Fish & Wildlife Foundation Revenue
(Idaho Department of Fish & Game Headquarters Office Project) 4.00% 12/1/39	1,040,000	1,016,132
Idaho Health Facilities Authority Revenue
(Ada County Coroner Project) 4.00% 9/1/33	305,000	306,174
Idaho Housing & Finance Association Economic Development Facilities Revenue
(TDF Project) Series A 7.00% 2/1/36	1,500,000	1,502,790
Idaho State Building Authority Revenue
(Department of Health & Welfare Project) Series B 4.00% 9/1/48	1,290,000	1,172,881
Nez Perce County, Idaho Annual Appropriation Certificates of Participation Revenue
5.00% 3/1/52	715,000	717,767
		8,056,827
Local General Obligation Bonds — 6.03%
Ada & Boise Counties, Idaho Independent School District Boise City
5.00% 8/1/34	1,000,000	1,007,970
5.00% 8/1/35	500,000	503,695
Canyon County, Idaho School District No. 139 Vallivue
5.00% 9/15/42	1,000,000	1,050,820
5.00% 9/15/43	2,000,000	2,094,480
City of Ketchum, Idaho
2.125% 9/15/41	500,000	344,240

Schedules of investments
Nomura Tax-Free Idaho Fund
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Local General Obligation Bonds (continued)
Idaho Bond Bank Authority Revenue
Series A 4.00% 9/15/33	250,000	$ 250,695
Series A 4.00% 9/15/37	1,000,000	1,000,170
Municipality of San Juan Puerto Rico
Series A 5.00% 7/1/51	1,900,000	1,921,356
		8,173,426
Resource Recovery Revenue Bond — 0.27%
Idawy, Idaho Solid Waste District Revenue
Series A 3.00% 1/1/50	550,000	369,430
		369,430
Special Tax Revenue Bonds — 21.89%
Commonwealth of Puerto Rico Revenue
3.116% 11/1/43 •	2,565,881	1,831,398
(Subordinate) 3.80% 11/1/51 •	3,021,003	1,967,428
GDB Debt Recovery Authority of Puerto Rico Revenue
(Taxable) 7.50% 8/20/40	2,830,956	2,793,814
Idaho Bond Bank Authority Revenue
Series A 5.00% 9/15/54	1,715,000	1,756,280
Idaho Housing & Finance Association Sales Tax Revenue
(Transportation Expansion and Congestion Mitigation)
Series A 4.00% 8/15/48	2,000,000	1,835,080
Series A 4.00% 8/15/50	3,000,000	2,721,030
Series A 5.00% 8/15/48	910,000	939,202
Series A 5.25% 8/15/48	500,000	522,930
Idaho State Building Authority Revenue
(School Modernization Facilities Fund)
Series A 5.00% 6/1/30	305,000	329,223
(School Modernization Facilities Fund) Series A 5.00% 6/1/34	2,000,000	2,251,160
Idaho Water Resource Board Loan Program Revenue
(Ground Water Rights Mitigation) Series A 5.00% 9/1/32	3,565,000	3,569,313
Matching Fund Special Purpose Securitization, Virgin Islands Revenue
Series A 5.00% 10/1/39	1,190,000	1,215,502
Puerto Rico Sales Tax Financing Revenue
(Capital Appreciation - Restructured)
Series A-1 1.019% 7/1/51 ^	6,755,000	1,770,351
Series A-1 3.70% 7/1/46 ^	3,579,000	1,288,225

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Special Tax Revenue Bonds (continued)
Puerto Rico Sales Tax Financing Revenue
(Restructured)
Series A-1 4.55% 7/1/40	875,000	$ 866,416
Series A-1 4.75% 7/1/53	1,310,000	1,239,627
Series A-1 5.00% 7/1/58	2,867,000	2,782,366
		29,679,345
State General Obligation Bond — 0.65%
Commonwealth of Puerto Rico Revenue
(Restructured) Series A-1 4.00% 7/1/46	995,000	884,028
		884,028
Transportation Revenue Bonds — 6.04%
Boise, Idaho Urban Renewal Agency Parking System Revenue
5.00% 12/1/45 (AG)	500,000	521,540
5.00% 12/1/46 (AG)	500,000	519,290
City of Boise, Idaho Airport Revenue
(Employee Parking Facilities Project) Series B 4.00% 9/1/51 (AMT)	1,955,000	1,660,675
(Public Parking Facilities Project) Series A 5.00% 9/1/51	1,500,000	1,506,645
Idaho Housing & Finance Association Revenue
Series A 4.00% 7/15/39	2,660,000	2,581,078
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority Revenue
(San Juan Cruise Terminal Project) Subseries A-3 6.75% 1/1/46 (AMT)	1,250,000	1,402,625
		8,191,853
Water & Sewer Revenue Bonds — 2.20%
City of Boise, Idaho Water Renewal Revenue
4.00% 9/1/55	100,000	88,427
5.00% 9/1/44	435,000	459,634
5.00% 9/1/51	1,750,000	1,775,428
Guam Government Waterworks Authority Revenue
Series A 5.00% 7/1/43	650,000	659,503
		2,982,992
Total Municipal Bonds (cost $140,905,289)		132,674,702

Schedules of investments
Nomura Tax-Free Idaho Fund
	Principal amount°	Value (US $)

Short-Term Investments — 1.11%
Variable Rate Demand Note — 1.11%
Idaho Health Facilities Authority Revenue
(St. Luke's Health System Project) Series D 2.90% 3/1/60 (LOC - TD Bank, N.A.)¤	1,500,000	$ 1,500,000
Total Short-Term Investments (cost $1,500,000)		1,500,000
Total Value of Securities—98.94% (cost $142,405,289)		134,174,702

Receivables and Other Assets Net of Liabilities—1.06%		1,440,524
Net Assets Applicable to 13,229,913 Shares Outstanding—100.00%		$135,615,226
°	Principal amount shown is stated in USD unless noted that the security is denominated in another currency.
#	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At August 31, 2026, the aggregate value of Rule 144A securities was $10,830,698, which represents 7.99% of the Fund’s net assets. See Note 9 in “Notes to financial statements.”
‡	Security is currently in default.
^	Zero-coupon security. The rate shown is the effective yield at the time of purchase.
•	Variable rate investment. Rates reset periodically. Rate shown reflects the rate in effect at August 31, 2026. For securities based on a published reference rate and spread, the reference rate and spread are indicated in their descriptions. The reference rate descriptions (i.e. SOFR01M, SOFR03M, etc.) used in this report are identical for different securities, but the underlying reference rates may differ due to the timing of the reset period. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions, or for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their descriptions.
¤	Tax-exempt obligations that contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the unpaid principal balance plus accrued interest upon a short notice period (generally up to 30 days) prior to specified dates either from the issuer or by drawing on a bank letter of credit, a guarantee, or insurance issued with respect to such instrument. Each rate shown is as of August 31, 2026.
Summary of abbreviations:
AG – Insured by Assured Guaranty Inc.
AMT – Subject to Alternative Minimum Tax
BAM – Insured by Build America Mutual Assurance

Summary of abbreviations: (continued)
FHA – Federal Housing Administration
FHLMC – Federal Home Loan Mortgage Corporation
FMC – First Mile Connectivity
FNMA – Federal National Mortgage Association
GNMA – Government National Mortgage Association
LOC – Letter of Credit
N.A. – National Association
SOFR01M – Secured Overnight Financing Rate 1 Month
SOFR03M – Secured Overnight Financing Rate 3 Month
TDF – Term Deposit Facility
USD – US Dollar
See accompanying notes, which are an integral part of the financial statements.

Schedules of investments
Nomura Tax-Free New York Fund	August 31, 2026
	Principal amount°	Value (US $)
Municipal Bonds — 95.84%
Education Revenue Bonds — 13.25%
Albany, New York Capital Resource Revenue
(KIPP Capital Region Public Charter Schools Project) 5.00% 6/1/64	1,000,000	$ 911,700
Buffalo & Erie County, New York Industrial Land Development Revenue
(Tapestry Charter School Project) Series A 5.00% 8/1/52	500,000	466,620
Build NYC, New York Resource Revenue
(Bay Ridge Preparatory School Project) 144A 5.00% 9/1/49 #	1,255,000	1,142,226
(Civic Bronx LLC - Bold Charter School Project) 144A 6.00% 7/1/60 #	1,100,000	1,093,367
(Classical Charter Schools Project) Series A 4.75% 6/15/53	1,700,000	1,456,118
(East Harlem Scholars Academy Charter School Project)
144A 5.75% 6/1/52 #	500,000	478,065
144A 5.75% 6/1/62 #	1,805,000	1,688,216

(ERE425, LLC - ZETA Charter Schools Inc., Project) Series A 144A 5.375% 10/15/61 #	1,050,000	972,783
(Inwood Academy for Leadership Charter School Project) Series A 144A 5.50% 5/1/48 #	500,000	481,980
(KIPP NYC Public School Facilities - Canal West Project)
5.00% 7/1/35	530,000	559,017
5.00% 7/1/42	1,365,000	1,387,905

(Manhattan College Project) 4.00% 8/1/42	500,000	405,605
(Metropolitan College of New York Project) 5.50% 11/1/44	216,747	173,398
(Metropolitan Lighthouse Charter School Project) Series A 144A 5.00% 6/1/52 #	250,000	212,805
(New Dawn Charter Schools Project)
144A 5.00% 2/1/33 #	865,000	864,965
144A 5.75% 2/1/49 #	500,000	493,260

(New World Preparatory Charter School Project) Series A 144A 4.00% 6/15/51 #	450,000	347,459
(South Bronx Classical Charter School V Project) Series A 5.50% 6/15/65	1,000,000	974,670

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Education Revenue Bonds (continued)
Build NYC, New York Resource Revenue

(Success Academy Charter Schools Project) 4.00% 9/1/43	1,000,000	$ 902,980
(The Renaissance Charter School 2 Project) Series A 5.75% 6/15/60	850,000	833,603
Clinton County, Capital Resource Revenue
(CVES BOCES Project)
144A 4.75% 7/1/43 #	1,100,000	1,112,386
144A 5.00% 7/1/46 #	1,000,000	1,015,870
Monroe County, New York Industrial Development Revenue
(Eugenio Maria de Hostos Charter School Project) Series A 144A 5.00% 7/1/54 #	1,000,000	858,930
(True North Rochester Preparatory Charter School Project)
144A 5.00% 6/1/50 #	705,000	671,181
Series A 144A 5.00% 6/1/59 #	1,900,000	1,772,282
Nassau County, New York Local Economic Assistance Revenue
(Roosevelt Children's Academy Charter School Project) Series A 5.00% 7/1/55	1,750,000	1,399,108
New York State Dormitory Authority Revenue
(Columbia University) Series A2 5.00% 10/1/46	2,500,000	2,738,575
New York State Dormitory Authority Revenue Non-State Supported Debt
Series A 5.50% 5/1/49	1,000,000	1,016,390
Onondaga, New York Civic Development Tax-exempt Revenue
(Syracuse University Project) 5.50% 12/1/56	1,000,000	1,062,570
Riverhead Industrial Development Agency Economic Job Development Revenue
(Riverhead Charter School Project) 5.375% 8/1/48	2,100,000	2,093,721
Yonkers, New York Economic Development Educational Revenue
(Lamartine/Warburton LLC - Charter School of Educational Excellence Project)
Series A 5.00% 10/15/49	155,000	138,015
Series A 5.00% 10/15/50	1,000,000	900,010
		30,625,780

Schedules of investments
Nomura Tax-Free New York Fund
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Electric Revenue Bonds — 5.04%
Build NYC, New York Resource Revenue
(Brooklyn Navy Yard Cogeneration Partners, L.P. Project) 144A 5.25% 12/31/33 (AMT) #	1,000,000	$ 1,006,320
Guam Power Authority Revenue
(Tax-Exempt Forward Delivery) Series A 5.00% 10/1/35	1,310,000	1,377,151
Long Island, New York Power Authority Electric System Revenue
5.00% 9/1/42	1,500,000	1,517,835
Series A 5.25% 9/1/50	1,000,000	1,036,350
New York Power Authority Revenue
Series A 5.125% 11/15/58 (AG)	3,000,000	3,073,020
Puerto Rico Electric Power Authority Revenue
Series A 5.05% 7/1/42 ‡	65,000	48,181
Series A 6.75% 7/1/36 ‡	625,000	470,312
Series AAA 5.25% 7/1/25 ‡	35,000	25,900
Series TT 5.00% 7/1/32 ‡	1,120,000	830,200
Series WW 5.25% 7/1/33 ‡	195,000	144,544
Series WW 5.50% 7/1/17 ‡	420,000	310,800
Series WW 5.50% 7/1/19 ‡	330,000	244,200
Series XX 4.75% 7/1/26 ‡	40,000	29,600
Series XX 5.25% 7/1/40 ‡	1,430,000	1,059,987
Series ZZ 4.75% 7/1/27 ‡	30,000	22,238
Series ZZ 5.00% 7/1/19 ‡	570,000	421,800
Series ZZ 5.25% 7/1/24 ‡	50,000	37,000
		11,655,438
Healthcare Revenue Bonds — 6.32%
Albany, New York Capital Resource Revenue
(Albany Medical Center Hospital Project) Series A 5.50% 5/1/55	1,000,000	1,040,150
Dutchess County, New York Local Development Revenue
(Nuvance Health)
Series B 4.00% 7/1/44	1,000,000	884,220
Series B 4.00% 7/1/49	2,000,000	1,677,420
Guilderland, New York Industrial Development Agency Revenue
(Albany Place Development LLC Project) Series A 144A 5.875% 1/1/52 #, ‡	500,000	250,000

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Healthcare Revenue Bonds (continued)
Monroe County, New York Industrial Development Revenue
(Rochester Regional Health Project) Series A 4.00% 12/1/38	1,300,000	$ 1,215,071
Nassau County, New York Local Economic Assistance Revenue
(Catholic Health Services of Long Island Obligated Group Project) 5.00% 7/1/33	725,000	726,885
New York State Dormitory Authority Revenue
(Memorial Sloan Kettering Cancer Center) Series 1 5.25% 7/1/54	500,000	521,350
(Montefiore Obligated Group)
Series A 4.00% 8/1/38	1,000,000	915,860
Series A 4.00% 9/1/45	2,000,000	1,732,000
New York State Dormitory Authority Revenue Non-State Supported Debt
(Northwell Health Obligated Group) Series A 5.25% 5/1/54	2,500,000	2,527,850
(Orange Regional Medical Center Obligated Group) 144A 5.00% 12/1/34 #	700,000	670,334
Onondaga, New York Civic Development Tax-exempt Revenue
(Crouse Health Hospital, Inc. Project) Series A 5.125% 8/1/44	500,000	455,545
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority Revenue
(Hospital Auxilio Mutuo Obligated Group Project) 4.00% 7/1/36	400,000	375,020
Southold, New York Local Development Revenue
(Peconic Landing at Southold Project) 5.00% 12/1/45	750,000	742,658
Westchester County, New York Local Development Revenue
(Purchase Senior Learning Community, Inc. Project) Series A 144A 5.00% 7/1/56 #	1,000,000	879,460
		14,613,823
Housing Revenue Bonds — 6.70%
New York City, New York Housing Development Revenue
4.80% 2/1/53	1,750,000	1,682,975

Schedules of investments
Nomura Tax-Free New York Fund
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Housing Revenue Bonds (continued)
New York City, New York Housing Development Revenue
(8 Spruce Street)
Series E 4.375% 12/15/43	1,000,000	$ 1,012,680
Series RE 5.25% 12/15/43	1,000,000	1,024,930

(Sustainability Bonds) Series 1A 5.00% 11/1/54	2,000,000	1,977,040
(Sustainable Development Bonds)
Series A 5.00% 5/1/63	2,125,000	2,061,866
Series B-1 5.30% 11/1/53	2,000,000	2,010,180
Series C-1 5.125% 11/1/55	3,005,000	3,019,965
New York State Dormitory Authority Revenue Non-State Supported Debt
(Northwell Health Obligated Group) Series A 4.00% 5/1/54 (AG)	2,000,000	1,717,540
New York State Mortgage Agency Homeowner Revenue
Series 250 4.80% 10/1/48	1,000,000	979,650
		15,486,826
Industrial Development Revenue/Pollution ControlRevenue Bonds — 6.86%
Children's Trust Fund, Commonwealth of Puerto Rico Revenue
(Tobacco Settlement Asset-Backed) Series A 6.473% 5/15/57 ^	50,780,000	1,943,351
Erie County, New York Tobacco Asset Securitization Revenue
(Capital Appreciation-Asset-Backed) Series A 144A 9.384% 6/1/60 #, ^	65,290,000	1,732,144
New York City, New York Industrial Development Agency Revenue
(Senior Trips) Series A 5.00% 7/1/28 (AMT)	575,000	575,362
(Yankee Stadium Project)
Series A 3.00% 3/1/40 (AG)	1,000,000	830,070
Series A 3.00% 3/1/49 (AG)	1,440,000	1,018,815
Series A 4.00% 3/1/45 (AG)	1,900,000	1,731,660
New York Counties, New York Tobacco Trust V Pass-Through Revenue
Series 4B 144A 0.971% 6/1/60 #, ♦, ^	39,000,000	1,666,860
New York Energy Finance Development Revenue
5.00% 7/1/56 •	2,000,000	2,043,580

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Industrial Development Revenue/Pollution ControlRevenue Bonds (continued)
New York Transportation Development Special Facilities Revenue
(Delta Airlines - LaGuardia Airport Terminals C&D Redevelopment Project) 5.00% 1/1/36 (AMT)	1,015,000	$ 1,027,809
Suffolk County, New York Tobacco Asset Securitization Revenue
Senior Series A-2 4.00% 6/1/50	1,595,000	1,358,812
Suffolk, New York Regional Off-Track Betting Revenue
5.75% 12/1/44	1,250,000	1,270,862
Westchester County, New York Tobacco Asset Securitization Revenue
Subordinate Series C 5.00% 6/1/45	750,000	668,648
		15,867,973
Lease Revenue Bonds — 4.44%
New York Liberty Development Revenue
(4 World Trade Center - Green Bond) Series A 2.875% 11/15/46 (BAM)	1,620,000	1,182,649
(Class 1 - 3 World Trade Center Project) 144A 5.00% 11/15/44 #	2,300,000	2,303,312
(Class 2 - 3 World Trade Center Project) 144A 5.375% 11/15/40 #	500,000	500,620
(Class 3 - 3 World Trade Center Project) 144A 7.25% 11/15/44 #	1,500,000	1,503,330
New York State Dormitory Authority Revenue Non-State Supported Debt
(Court Facility) Series A 5.50% 5/15/27 (AMBAC)	2,500,000	2,551,875
New York State Thruway Authority Revenue
Series A-1 3.00% 3/15/49	3,055,000	2,222,665
		10,264,451
Local General Obligation Bonds — 2.21%
New York City, New York
Series A 5.25% 8/1/50	3,270,000	3,376,144
Series G-1 5.25% 2/1/50	1,000,000	1,028,720
Subseries F-1 3.00% 3/1/51	1,000,000	694,970
		5,099,834

Schedules of investments
Nomura Tax-Free New York Fund
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Pre-Refunded Bond — 0.04%
New York State Dormitory Authority Revenue Non-State Supported Debt
(Vaughn College of Aeronautics and Technology) Series A 144A 5.50% 12/1/46-26 #, §	100,000	$ 100,718
		100,718
Special Tax Revenue Bonds — 25.41%
Commonwealth of Puerto Rico Revenue
(Subordinate)
3.132% 11/1/43 •	5,409,093	3,860,740
3.80% 11/1/51 •	866,929	564,587
GDB Debt Recovery Authority of Puerto Rico Revenue
(Taxable) 7.50% 8/20/40	3,601,247	3,552,763
Glen Cove, New York Local Economic Assistance Revenue
(Garvies Point Public Improvement Project) Series A 5.00% 1/1/56	250,000	199,952
Hudson Yards, New York Infrastructure Revenue
(Tax-Exempt)
Series A 4.00% 2/15/44	1,000,000	917,900
Series A 4.00% 2/15/47 (AG)	1,220,000	1,096,231
Matching Fund Special Purpose Securitization, Virgin Islands Revenue
Series A 5.00% 10/1/32	500,000	525,665
New York City, New York Transitional Finance Authority Future Tax Secured Revenue
Series 1 5.00% 5/1/46	1,000,000	1,020,920
Series 1 5.25% 2/1/53	3,000,000	3,071,190
Series A-1 5.00% 8/1/42	4,000,000	4,065,320
(Subordinate Bonds)
Series A-3 3.00% 5/1/45	2,000,000	1,510,580
Series B 5.00% 5/1/48	1,000,000	1,011,130
Subseries A-1 5.25% 5/1/52	1,500,000	1,540,680
New York Convention Center Development Senior Lien Revenue
(Hotel Unit Fee Secured) Series A 5.00% 11/15/45	1,675,000	1,761,514
New York State Dormitory Authority Personal Income Tax Revenue
(General Purpose) Series E 3.00% 3/15/50	2,000,000	1,409,920

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Special Tax Revenue Bonds (continued)
New York State Dormitory Authority Revenue
(Sustainability Bonds) Series A 5.25% 7/1/55	2,200,000	$ 2,266,000
New York State Thruway Authority State Personal Income Tax Revenue
Series A-1 3.00% 3/15/51	2,000,000	1,424,760
New York State Urban Development Revenue
(General Purpose) Series A 4.00% 3/15/47	2,500,000	2,222,475
New York Triborough Bridge & Tunnel Authority Payroll Mobility Tax Senior Lien Revenue
(MTA Bridges and Tunnels)
Series 1 5.00% 11/15/49	1,250,000	1,282,163
Series B 5.00% 3/15/27	2,000,000	2,026,900
Series C-3 3.00% 5/15/51	2,215,000	1,589,550
New York Triborough Bridge & Tunnel Authority Real Estate Transfer Tax Revenue
(TBTA Capital Lockbox Fund) Series A 5.25% 12/1/54	2,000,000	2,051,060
New York Triborough Bridge & Tunnel Authority Sales Tax Revenue
(TBTA Capital Lockbox - City Sales Tax) Series A 4.00% 5/15/48	1,000,000	910,510
Puerto Rico Sales Tax Financing Revenue
(Restructured)
Series A-1 1.148% 7/1/46 ^	13,880,000	4,995,967
Series A-1 4.55% 7/1/40	444,000	439,644
Series A-1 4.75% 7/1/53	1,995,000	1,887,829
Series A-1 5.00% 7/1/58	8,475,000	8,224,818
Series A-1 6.011% 7/1/51 ^	9,138,000	2,394,887
Series A-2 4.536% 7/1/53	1,000,000	917,980
		58,743,635
State General Obligation Bonds — 1.53%
Commonwealth of Puerto Rico Revenue
(Restructured)
Series A-1 4.00% 7/1/37	1,605,640	1,557,423
Series A-1 4.00% 7/1/46	2,230,000	1,981,288
		3,538,711

Schedules of investments
Nomura Tax-Free New York Fund
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Transportation Revenue Bonds — 16.77%
Build NYC, New York Resource Revenue
(TRIPS Obligated Group) 5.50% 7/1/55 (AMT)	3,000,000	$ 3,061,110
New York Metropolitan Transportation Authority Revenue
Series A-2 4.00% 11/15/43	2,500,000	2,233,000
(Climate Bond Certified - Green Bonds)
Series A 4.00% 11/15/48 (BAM)	750,000	650,130
Series A 5.25% 11/15/55	1,000,000	1,016,110
Series B 4.00% 11/15/44	1,000,000	890,060
Series B 5.00% 11/15/52	1,000,000	1,004,980
Series E 4.00% 11/15/45	1,500,000	1,324,530
New York State Thruway Authority General Revenue
Series O 3.00% 1/1/51 (BAM)	2,000,000	1,395,420
(Junior Indebtedness Obligations) Series B 4.00% 1/1/50	1,775,000	1,541,623
New York Transportation Development Special Facilities Revenue
(Delta Airlines - LaGuardia Airport Terminals C&D Redevelopment Project) 4.00% 1/1/36 (AMT)	1,500,000	1,465,200
(JFK Airport Terminal 6 Redevelopment Project - Green Bonds) Senior Series A 5.50% 12/31/60 (AMT)	4,450,000	4,460,992
(John F. Kennedy International Airport Terminal 4 Project) 5.00% 12/1/38 (AMT)	340,000	352,199
(John F. Kennedy International Airport Terminal 6 Redevelopment Project - Green Bonds)
Series A 4.50% 12/31/54 (AG) (AMT)	1,500,000	1,385,595
Series A 5.50% 12/31/54 (AMT)	2,500,000	2,517,000

(John F. Kennedy International Airport New Terminal One Project - Green Bonds) 6.00% 6/30/59 (AMT)	2,000,000	2,092,320
(LaGuardia Airport Terminal B Redevelopment Project)
Series A 5.00% 7/1/41 (AMT)	2,000,000	2,000,060
Series A 5.25% 1/1/50 (AMT)	1,000,000	994,760

(Terminal 4 John F. Kennedy International Airport Project) 5.00% 12/1/32 (AMT)	2,000,000	2,150,840
New York Triborough Bridge & Tunnel Authority Revenue
(MTA Bridges and Tunnels)
Series 1 5.50% 11/15/56	500,000	528,710

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Transportation Revenue Bonds (continued)
New York Triborough Bridge & Tunnel Authority Revenue
(MTA Bridges and Tunnels)
Subseries A-1 5.50% 11/15/53	1,000,000	$ 1,056,680
Port Authority of New York & New Jersey Revenue
Series 221 4.00% 7/15/55 (AMT)	2,500,000	2,108,000
Series 221 4.00% 7/15/60 (AMT)	1,130,000	934,905
Series 234 5.50% 8/1/52 (AMT)	2,000,000	2,067,600
Series 248 5.00% 1/15/55	1,500,000	1,533,045
		38,764,869
Water & Sewer Revenue Bonds — 7.27%
New York City, New York Municipal Water Finance Authority Water & Sewer System Revenue
(Second General Resolution Bonds)
Fiscal 2020 Series FF 4.00% 6/15/41	1,000,000	945,520
Fiscal 2022 Subseries AA-1 3.50% 6/15/48	400,000	325,232
Fiscal 2024 Subseries CC-1 5.25% 6/15/54	2,645,000	2,712,157
Fiscal 2025 Subseries AA-1 5.25% 6/15/53	8,600,000	8,838,048
Fiscal 2026 Series BB 5.25% 6/15/56	2,000,000	2,070,840
Fiscal 2026 Series DD 5.00% 6/15/39	1,750,000	1,915,427
		16,807,224
Total Municipal Bonds (cost $227,386,608)		221,569,282

Short-Term Investments — 3.53%
Variable Rate Demand Notes — 3.53%
New York City, New York Municipal Water Finance Authority Water & Sewer System Revenue
(Second General Resolution Bonds)
Fiscal 2014 Subseries AA-5 2.90% 6/15/48 (SPA - Mizuho Bank)¤	2,500,000	2,500,000
Fiscal 2023 Subseries BB-2 2.95% 6/15/44 (SPA - Mizuho Bank)¤	2,500,000	2,500,000
Fiscal 2025 Subseries EE-1 2.90% 6/15/55 (SPA - TD Bank, N.A.)¤	2,500,000	2,500,000

Schedules of investments
Nomura Tax-Free New York Fund
	Principal amount°	Value (US $)
Short-Term Investments (continued)
Variable Rate Demand Notes (continued)
New York City, New York Municipal Water Finance Authority Water & Sewer System Revenue
(Second General Resolution Bonds)
Fiscal 2026 Series CC 2.90% 6/15/56 (SPA - TD Bank, N.A.)¤	650,000	$ 650,000
Total Short-Term Investments (cost $8,150,000)		8,150,000
Total Value of Securities—99.37% (cost $235,536,608)		229,719,282

Receivables and Other Assets Net of Liabilities—0.63%		1,462,535
Net Assets Applicable to 22,851,497 Shares Outstanding—100.00%		$231,181,817
°	Principal amount shown is stated in USD unless noted that the security is denominated in another currency.
#	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At August 31, 2026, the aggregate value of Rule 144A securities was $23,818,873, which represents 10.30% of the Fund’s net assets. See Note 9 in “Notes to financial statements.”
‡	Security is currently in default.
^	Zero-coupon security. The rate shown is the effective yield at the time of purchase.
♦	Pass Through Agreement. Security represents the contractual right to receive a proportionate amount of underlying payments due to the counterparty pursuant to various agreements related to the rescheduling of obligations and the exchange of certain notes.
•	Variable rate investment. Rates reset periodically. Rate shown reflects the rate in effect at August 31, 2026. For securities based on a published reference rate and spread, the reference rate and spread are indicated in their descriptions. The reference rate descriptions (i.e. SOFR01M, SOFR03M, etc.) used in this report are identical for different securities, but the underlying reference rates may differ due to the timing of the reset period. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions, or for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their descriptions.
§	Pre-refunded bonds. Municipal bonds that are generally backed or secured by US Treasury bonds. For pre-refunded bonds, the stated maturity is followed by the year in which the bond will be pre-refunded. See Note 9 in “Notes to financial statements.”

¤	Tax-exempt obligations that contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the unpaid principal balance plus accrued interest upon a short notice period (generally up to 30 days) prior to specified dates either from the issuer or by drawing on a bank letter of credit, a guarantee, or insurance issued with respect to such instrument. Each rate shown is as of August 31, 2026.
Summary of abbreviations:
AG – Insured by Assured Guaranty Inc.
AMBAC – Insured by American Municipal Bond Assurance Corporation
AMT – Subject to Alternative Minimum Tax
BAM – Insured by Build America Mutual Assurance
KIPP – Knowledge is Power Program
LLC – Limited Liability Company
N.A. – National Association
SOFR01M – Secured Overnight Financing Rate 1 Month
SOFR03M – Secured Overnight Financing Rate 3 Month
SPA – Stand-by Purchase Agreement
USD – US Dollar
See accompanying notes, which are an integral part of the financial statements.

Schedules of investments
Nomura Tax-Free Pennsylvania Fund	August 31, 2026
	Principal amount°	Value (US $)
Municipal Bonds — 97.15%
Education Revenue Bonds — 12.55%
Allentown, Pennsylvania Commercial and Industrial Development Authority Revenue
(Executive Education Academy Charter School Project) 144A 5.00% 7/1/59 #	3,000,000	$ 2,644,770
Bethlehem, Pennsylvania Redevelopment Authority University Revenue
(Moravian University Project) 5.50% 10/1/54	1,800,000	1,785,600
Bucks County, Pennsylvania Industrial Development Authority Revenue
(School Lane Charter School Project) Series A 5.125% 3/15/46	2,500,000	2,404,075
Chester County, Pennsylvania Industrial Development Authority Revenue
(Avon Grove Charter School Project)
Series A 5.00% 12/15/47	1,160,000	1,081,700
Series A 5.00% 12/15/51	770,000	693,546
(Renaissance Academy Charter School Project)
144A 4.50% 10/1/54 #	645,000	525,888
144A 4.50% 10/1/64 #	1,485,000	1,161,582
General Authority of Southcentral Pennsylvania Revenue
(AICUP Financing Program - York College of Pennsylvania Project) Series XX2 5.25% 5/1/55	1,000,000	989,070
Lehigh County, Pennsylvania General Purpose Authority Revenue
(Muhlenberg College Project) 5.25% 2/1/49	1,350,000	1,324,418
Montgomery County, Pennsylvania Higher Education and Health Authority Revenue
(AICUP Financing Program - Gwynedd Mercy University Project) 5.00% 5/1/42	2,500,000	2,370,475
Montgomery County, Pennsylvania Industrial Development Authority Revenue
(AICUP Financing Program - Gwynedd Mercy University Project) Series VV1 5.75% 5/1/48	1,500,000	1,506,465
(Germantown Academy Project) Series A 4.00% 10/1/51	1,430,000	1,168,667
(Ursinus College Project)
5.00% 11/1/44	1,870,000	1,763,859

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Education Revenue Bonds (continued)
Montgomery County, Pennsylvania Industrial Development Authority Revenue
(Ursinus College Project)
5.25% 11/1/54	2,000,000	$ 1,849,060
Pennsylvania Higher Educational Facilities Authority Revenue
(The Trustees of the University of Pennsylvania)
Series A 5.00% 2/15/35	1,250,000	1,405,263
Series A 5.00% 2/15/55	2,500,000	2,534,850

(Ursinus College Project) Series A 5.00% 11/1/32	1,130,000	1,172,827
Pennsylvania State University Revenue
Series A 5.25% 9/1/50	1,200,000	1,258,860
Series A 5.25% 9/1/51	1,000,000	1,049,880
Series A 5.50% 9/1/55	4,000,000	4,230,200
Philadelphia, Pennsylvania Authority for Industrial Development Revenue
(International Apartments of Temple University)
Series A 5.375% 6/15/30 ‡	1,145,000	858,750
Series A 5.625% 6/15/42 ‡	3,000,000	2,250,000
(Saint Joseph's University Project)
5.00% 11/1/47	1,265,000	1,231,983
5.50% 11/1/60	6,000,000	6,108,840
Swarthmore Borough, Pennsylvania Authority Revenue
(Swarthmore College) 5.00% 9/15/47	1,950,000	2,014,565
Upper Dauphin, Pennsylvania Industrial Development Authority Revenue
(Pennsylvania Steam Academy Charter School Project)
Series A 144A 6.25% 7/1/57 #	2,500,000	2,413,275
Series B 144A 6.00% 7/1/29 #	180,000	178,142
		47,976,610
Electric Revenue Bonds — 2.51%
Philadelphia, Pennsylvania Gas Works Revenue
(1998 General Ordinance)
Seventeenth Series A 5.25% 8/1/49	4,000,000	4,124,520
Seventeenth Series A 5.25% 8/1/54 (AG)	1,000,000	1,031,620
Puerto Rico Electric Power Authority Revenue
Series A 5.00% 7/1/29 ‡	2,250,000	1,667,812
Series A 5.00% 7/1/42 ‡	1,110,000	822,788

Schedules of investments
Nomura Tax-Free Pennsylvania Fund
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Electric Revenue Bonds (continued)
Puerto Rico Electric Power Authority Revenue
Series A 5.05% 7/1/42 ‡	400,000	$ 296,500
Series WW 5.25% 7/1/33 ‡	1,055,000	782,019
Series WW 5.50% 7/1/38 ‡	1,190,000	882,087
		9,607,346
Healthcare Revenue Bonds — 27.08%
Adams County, Pennsylvania General Authority Revenue
(The Brethren Home Community Project) Series A 5.00% 6/1/54	2,000,000	1,904,000
Allegheny County, Pennsylvania Hospital Development Authority Revenue
(Allegheny Health Network Obligated Group Issue)
Series A 4.00% 4/1/44	1,950,000	1,744,782
Series A 5.00% 4/1/47	11,060,000	10,939,557
Bucks County, Pennsylvania Industrial Development Authority Revenue
(St. Luke's University Health Network Project) 3.00% 8/15/53	3,000,000	1,999,020
Butler County, Pennsylvania Hospital Authority Revenue
(Butler Health System Project) Series A 5.00% 7/1/39	1,625,000	1,545,343
Chester County, Pennsylvania Health and Education Facilities Authority Revenue
(Main Line Health System) Series A 4.00% 9/1/50	310,000	265,062
(Tel Hai Retirement Community Project) 5.25% 6/1/55	3,000,000	3,013,260
Cumberland County, Pennsylvania Municipal Authority Revenue
(Asbury Pennsylvania Obligated Group) 5.00% 1/1/45	3,000,000	2,867,340
(Diakon Lutheran Social Ministries Project) 5.00% 1/1/38	675,000	675,229
(Penn State Health) Series A 4.00% 11/1/44	5,000,000	4,451,650
Doylestown, Pennsylvania Hospital Authority Revenue
144A 5.375% 7/1/39 #	1,000,000	1,062,730
DuBois, Pennsylvania Hospital Authority Revenue
(Penn Highlands Healthcare) 4.00% 7/15/50	3,600,000	2,785,860

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Healthcare Revenue Bonds (continued)
Lancaster County, Pennsylvania Hospital Authority Revenue
(Brethren Village Project)
5.00% 7/1/31	130,000	$ 130,332
5.25% 7/1/35	230,000	230,025
5.50% 7/1/45	1,000,000	975,490

(Landis Homes Retirement Community Project) Series A 5.00% 7/1/45	2,000,000	1,970,260
(Masonic Villages Project)
5.00% 11/1/35	1,000,000	1,012,390
5.125% 11/1/38	3,500,000	3,674,790
Maxatawny Township, Pennsylvania Municipal Authority Revenue
(Diakon Lutheran Social Ministries Project) Series A 4.50% 1/1/45	2,000,000	1,884,920
Montgomery County, Pennsylvania Higher Education and Health Authority Revenue
(Thomas Jefferson University)
Series B 4.00% 5/1/47	4,000,000	3,458,080
Series B 4.00% 5/1/52	2,000,000	1,670,520
Series B 5.00% 5/1/57	3,000,000	2,939,220
Montgomery County, Pennsylvania Industrial Development Authority Retirement Communities Revenue
(ACTS Retirement - Life Communities, Inc. Obligated Group) Series A 5.00% 11/15/55	2,000,000	1,951,560
Montgomery County, Pennsylvania Industrial Development Authority Revenue
(Foulkeways at Gwynedd Project) 5.00% 12/1/46	1,500,000	1,443,375
(Waverly Heights Project) 4.00% 12/1/37	300,000	290,439
(Whitemarsh Continuing Care Retirement Community Project)
5.375% 1/1/50	4,035,000	3,906,727
Series A 5.25% 1/1/48	1,000,000	971,380
Series A 5.375% 1/1/51	1,600,000	1,536,160
Moon, Pennsylvania Industrial Development Authority Revenue
(Baptist Homes Society) 6.125% 7/1/50	4,090,000	3,981,288

Schedules of investments
Nomura Tax-Free Pennsylvania Fund
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Healthcare Revenue Bonds (continued)
Northampton County, Pennsylvania Industrial Development Authority Revenue
(Morningstar Senior Living, Inc. Project) 5.00% 11/1/44	1,000,000	$ 950,140
Pennsylvania Economic Development Financing Authority First Mortgage Revenue
(Tapestry Moon Senior Housing Project)
Series A 144A 6.50% 12/1/38 #, ‡	715,000	85,800
Series A 144A 6.75% 12/1/53 #, ‡	5,400,000	648,000
Pennsylvania Economic Development Financing Authority Revenue
(Presbyterian Senior Living Project)
Series B-1 5.25% 7/1/49	2,500,000	2,511,200
Series B-2 5.25% 7/1/46	2,500,000	2,538,200
(University of Pittsburgh Medical Center)
Series A 4.00% 11/15/42	5,200,000	4,722,484
Subordinate Series A-2 4.00% 5/15/48	2,250,000	1,934,595
Pennsylvania Higher Educational Facilities Authority Revenue
(Thomas Jefferson University)
Series B-1 5.25% 11/1/44	2,500,000	2,572,600
Series B-1 5.25% 11/1/48 (AG)	1,000,000	1,031,770
(University of Pennsylvania Health System)
4.00% 8/15/49	6,300,000	5,480,559
5.50% 8/15/55	5,000,000	5,238,050
Philadelphia, Pennsylvania Authority for Industrial Development Revenue
(The Children's Hospital of Philadelphia Project)
Series A 4.00% 7/1/49	2,500,000	2,217,875
Series A 5.25% 7/1/49	1,885,000	1,967,412
Series A 5.50% 7/1/53	2,500,000	2,636,325

(Wesley Enhanced Living Obligated Group) Series A 5.00% 7/1/49	2,500,000	2,257,675
West Cornwall Township, Pennsylvania Municipal Authority Healthcare Facilities Revenue
(Lebanon Valley Brethren Home Project) Series A 5.125% 11/15/56	1,480,000	1,429,976
		103,503,450

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Housing Revenue Bonds — 6.21%
Pennsylvania Housing Finance Agency Single Family Mortgage Revenue
(Social Bonds)
Series 142A 5.00% 10/1/50	5,000,000	$ 4,957,350
Series 143A 5.30% 4/1/44	1,755,000	1,803,420
Series 143A 5.45% 4/1/51	2,065,000	2,092,630
Series 146A 4.75% 4/1/53	3,000,000	2,862,000
Series 148A 4.625% 10/1/45	3,500,000	3,429,790
Series 149A 5.20% 4/1/53	5,350,000	5,357,116
Series 150A 5.25% 10/1/52	2,000,000	1,974,800
Pennsylvania Housing Finance Agency Special Limited Obligation Multifamily Housing Development Revenue
(Darby Townhouses) 4.90% 6/1/41 (FNMA)	1,245,000	1,247,726
		23,724,832
Industrial Development Revenue/Pollution ControlRevenue Bonds — 7.35%
Allegheny County, Pennsylvania Industrial Development Authority Revenue
(United States Steel Corporation Project)
5.125% 5/1/30	3,250,000	3,399,793
5.75% 8/1/42 (AMT)	725,000	725,493
Allentown, Pennsylvania Neighborhood Improvement Zone Development Authority Revenue
(City Center Project) 144A 5.00% 5/1/42 #	900,000	918,972
Chester County, Pennsylvania Industrial Development Authority Revenue
(Longwood Gardens, Inc. Project) 4.00% 12/1/51	2,635,000	2,285,731
Children's Trust Fund, Commonwealth of Puerto Rico Revenue
(Tobacco Settlement Asset-Backed) Series A 8.248% 5/15/57 ^	97,830,000	3,743,954
Pennsylvania Economic Development Financing Authority Revenue
(National Gypsum) 5.50% 11/1/44 (AMT)	4,000,000	3,947,840
Pennsylvania Economic Development Financing Authority Solid Waste Disposal Revenue
(Core Natural Resources, Inc. Project) 144A 5.45% 1/1/51 (AMT) #, •	1,000,000	1,072,140

Schedules of investments
Nomura Tax-Free Pennsylvania Fund
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Industrial Development Revenue/Pollution ControlRevenue Bonds (continued)
Pennsylvania Economic Development Financing Authority Solid Waste Disposal Revenue
(Proctor & Gamble Paper Project) 5.375% 3/1/31 (AMT)	11,000,000	$ 12,000,120
		28,094,043
Lease Revenue Bonds — 2.31%
Delaware County, Pennsylvania
5.00% 8/1/45	1,000,000	1,053,290
5.00% 8/1/47	1,000,000	1,041,670
5.00% 8/1/48	1,000,000	1,036,170
Pennsylvania Economic Development Financing Authority Tax-Exempt Private Activity Revenue
(Pennsylvania Rapid Bridge Replacement Project)
5.00% 12/31/29 (AMT)	500,000	500,650
5.00% 12/31/34 (AMT)	2,115,000	2,117,749
Philadelphia, Pennsylvania Authority for Industrial Development Revenue
(Rebuild Projects) Series A 5.00% 12/1/45	1,245,000	1,293,530
Philadelphia, Pennsylvania Housing Authority Revenue
(PHADC Acquisition Program) Series A 5.25% 3/1/45	1,750,000	1,783,758
		8,826,817
Local General Obligation Bonds — 2.06%
City of Philadelphia, Pennsylvania
Series A 5.25% 8/1/45	3,540,000	3,774,065
Marple Newtown, Pennsylvania School District
3.00% 6/1/40	3,740,000	3,068,633
School District of Philadelphia
Series A 5.00% 9/1/48	1,000,000	1,023,870
		7,866,568
Pre-Refunded Bonds — 0.73%
Allegheny County, Pennsylvania Higher Education Building Authority Revenue
(Robert Morris University) 5.00% 10/15/47-27 §	1,500,000	1,538,250

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Pre-Refunded Bonds (continued)
Philadelphia, Pennsylvania Authority for Industrial Development Revenue
(Saint Joseph's University Project) 5.00% 11/1/47-27 §	1,235,000	$ 1,253,945
		2,792,195
Special Tax Revenue Bonds — 14.30%
Allentown, Pennsylvania Neighborhood Improvement Zone Development Authority Revenue
(City Center Project) 144A 5.25% 5/1/42 #	4,000,000	4,088,560
(Forward Delivery) 5.00% 5/1/42	2,000,000	2,037,620
Chester County, Pennsylvania Industrial Development Authority Revenue
(Woodlands at Greystone Project) 144A 5.125% 3/1/48 #	602,000	590,020
Commonwealth of Puerto Rico Revenue
2.876% 11/1/43 •	7,570,401	5,403,374
GDB Debt Recovery Authority of Puerto Rico Revenue
(Taxable) 7.50% 8/20/40	6,777,052	6,688,137
Matching Fund Special Purpose Securitization, Virgin Islands Revenue
Series A 5.00% 10/1/39	2,500,000	2,553,575
Puerto Rico Sales Tax Financing Revenue
(Restructured)
Series A-1 0.071% 7/1/51 ^	11,285,000	2,957,573
Series A-1 4.115% 7/1/46 ^	28,972,000	10,428,182
Series A-1 4.75% 7/1/53	7,858,000	7,435,868
Series A-1 5.00% 7/1/58	5,000,000	4,852,400
Series A-2 4.329% 7/1/40	2,650,000	2,593,846
Series A-2 4.536% 7/1/53	1,000,000	917,980
Southeastern Pennsylvania Transportation Authority Revenue
(Asset Improvement Program) 5.25% 6/1/52	3,000,000	3,083,760
Washington County, Pennsylvania Redevelopment Authority Revenue
(Victory Centre Tax Increment Financing Project) 5.00% 7/1/35	1,000,000	1,009,200
		54,640,095

Schedules of investments
Nomura Tax-Free Pennsylvania Fund
	Principal amount°	Value (US $)
Municipal Bonds (continued)
State General Obligation Bonds — 1.49%
Commonwealth of Puerto Rico Revenue
(Restructured)
Series A-1 4.00% 7/1/37	2,172,745	$ 2,107,497
Series A-1 4.00% 7/1/41	1,169,072	1,085,846
Series A-1 4.00% 7/1/46	2,830,000	2,514,370
		5,707,713
Transportation Revenue Bonds — 18.32%
Allegheny County, Pennsylvania Airport Authority Revenue
Series A 4.00% 1/1/38 (AMT)	1,400,000	1,357,552
Series A 4.00% 1/1/56 (AG) (AMT)	4,000,000	3,343,880
Series A 5.00% 1/1/51 (AMT)	2,505,000	2,473,938

(Pittsburgh International Airport) Series A 5.50% 1/1/55 (AG) (AMT)	1,500,000	1,544,490
City of Philadelphia, Pennsylvania Airport Revenue
4.00% 7/1/46 (AG) (AMT)	3,125,000	2,771,938
Series A 4.00% 7/1/33	10,000,000	10,108,600
Series C 4.00% 7/1/50 (AMT)	2,500,000	2,135,700
Pennsylvania Economic Development Financing Authority Parking System Revenue
Series B-2 4.859% 1/1/45 (BAM) ^	3,345,000	1,326,192
Series B-2 5.52% 1/1/46 (BAM) ^	1,885,000	704,462
Series B-2 5.54% 1/1/47 (BAM) ^	2,050,000	722,769
Pennsylvania Economic Development Financing Authority Revenue
(The PennDOT Major Bridges Package One Project) 6.00% 6/30/61 (AMT)	2,200,000	2,295,964
Pennsylvania Turnpike Commission Oil Franchise Tax Revenue
Series B 4.00% 12/1/53	5,000,000	4,225,050
Subordinate Series B 4.00% 12/1/51	3,740,000	3,198,859
Pennsylvania Turnpike Commission Revenue
Series A 4.00% 12/1/38	2,250,000	2,231,662
Series A 5.00% 12/1/51	3,000,000	3,060,360
Series B 5.25% 12/1/50	2,000,000	2,087,880
Series C 3.00% 12/1/51	2,825,000	1,978,687
Series C 5.25% 12/1/54	5,385,000	5,527,110
Subordinate Series A 3.00% 12/1/42	2,000,000	1,574,060
Subordinate Series A 4.00% 12/1/49 (AG)	3,375,000	3,023,190
Subordinate Series A 4.00% 12/1/50	550,000	474,474
Subordinate Series A 4.00% 12/1/50 (BAM)	1,220,000	1,083,946

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Transportation Revenue Bonds (continued)
Pennsylvania Turnpike Commission Revenue
Subordinate Series B 3.00% 12/1/51	7,550,000	$ 5,296,551
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority Revenue
(San Juan Cruise Terminal Project) Subseries A-3 6.75% 1/1/46 (AMT)	2,000,000	2,244,200
Southeastern Pennsylvania Transportation Authority Revenue
(Asset Improvement Program) 5.25% 6/1/47	5,000,000	5,205,250
		69,996,764
Water & Sewer Revenue Bonds — 2.24%
Allegheny County, Pennsylvania Sanitary Authority Revenue
5.00% 6/1/53	1,750,000	1,770,878
5.25% 12/1/55	1,500,000	1,536,855
City of Philadelphia, Pennsylvania Water and Wastewater Revenue
Series B 5.00% 9/1/42 (AG)	3,000,000	3,159,690
Series C 5.25% 9/1/54 (AG)	2,000,000	2,070,440
		8,537,863
Total Municipal Bonds (cost $381,750,404)		371,274,296

Short-Term Investments — 1.73%
Variable Rate Demand Notes — 1.73%
Allegheny County, Pennsylvania Higher Education Building Authority Revenue
(Carnegie Mellon University) Series A 2.95% 12/1/37 (SPA - Bank of New York)¤	3,390,000	3,390,000
Delaware Valley, Pennsylvania Regional Finance Authority Local Government Revenue
(Bucks, Chester, Delaware and Montgomery Counties, Pennsylvania) Series B 2.90% 9/1/59 (LOC - TD Bank, N.A.)¤	2,500,000	2,500,000

Schedules of investments
Nomura Tax-Free Pennsylvania Fund
	Principal amount°	Value (US $)
Short-Term Investments (continued)
Variable Rate Demand Notes (continued)
Philadelphia, Pennsylvania Authority for Industrial Development Revenue
(Children's Hospital of Philadelphia Project) Series B-1 3.00% 7/1/54 (SPA - J.P. Morgan Chase Bank, N.A.)¤	700,000	$ 700,000
Total Short-Term Investments (cost $6,590,000)		6,590,000
Total Value of Securities—98.88% (cost $388,340,404)		377,864,296

Receivables and Other Assets Net of Liabilities—1.12%		4,299,279
Net Assets Applicable to 54,214,479 Shares Outstanding—100.00%		$382,163,575
°	Principal amount shown is stated in USD unless noted that the security is denominated in another currency.
#	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At August 31, 2026, the aggregate value of Rule 144A securities was $15,389,879, which represents 4.03% of the Fund’s net assets. See Note 9 in “Notes to financial statements.”
‡	Security is currently in default.
^	Zero-coupon security. The rate shown is the effective yield at the time of purchase.
•	Variable rate investment. Rates reset periodically. Rate shown reflects the rate in effect at August 31, 2026. For securities based on a published reference rate and spread, the reference rate and spread are indicated in their descriptions. The reference rate descriptions (i.e. SOFR01M, SOFR03M, etc.) used in this report are identical for different securities, but the underlying reference rates may differ due to the timing of the reset period. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions, or for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their descriptions.
§	Pre-refunded bonds. Municipal bonds that are generally backed or secured by US Treasury bonds. For pre-refunded bonds, the stated maturity is followed by the year in which the bond will be pre-refunded. See Note 9 in “Notes to financial statements.”
¤	Tax-exempt obligations that contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the unpaid principal balance plus accrued interest upon a short notice period (generally up to 30 days) prior to specified dates either from the issuer or by drawing on a bank letter of credit, a guarantee, or insurance issued with respect to such instrument. Each rate shown is as of August 31, 2026.

Summary of abbreviations:
AG – Insured by Assured Guaranty Inc.
AICUP – Association of Independent Colleges & Universities of Pennsylvania
AMT – Subject to Alternative Minimum Tax
BAM – Insured by Build America Mutual Assurance
FNMA – Federal National Mortgage Association
LOC – Letter of Credit
N.A. – National Association
SOFR01M – Secured Overnight Financing Rate 1 Month
SOFR03M – Secured Overnight Financing Rate 3 Month
SPA – Stand-by Purchase Agreement
USD – US Dollar
See accompanying notes, which are an integral part of the financial statements.

Statements of assets and liabilities
August 31, 2026
	Nomura Tax-Free Colorado Fund	Nomura Tax-Free Idaho Fund
Assets:
Investments, at value*	$252,366,253	$134,174,702
Cash	650,298	183,859
Interest receivable	2,826,704	1,731,268
Receivable for fund shares sold	34,983	14,770
Prepaid expenses	25,408	26,604
Other assets	1,741	967
Total Assets	255,905,387	136,132,170
Liabilities:
Payable for securities purchased	2,468,558	—
Payable for fund shares redeemed	263,275	319,015
Investment management fees payable to affiliates	89,231	50,138
Distribution payable	70,798	48,406
Other accrued expenses	62,606	42,889
Audit and tax fees payable	37,000	37,000
Distribution fees payable to affiliates	29,430	17,674
Dividend disbursing and transfer agent fees and expenses payable to affiliates	1,406	768
Accounting and administration expenses payable to affiliates	1,270	845
Legal fees payable to affiliates	386	209
Total Liabilities	3,023,960	516,944
Total Net Assets	$252,881,427	$135,615,226
Net Assets Consist of:
Paid-in capital	$274,224,611	$152,762,797
Total distributable earnings (loss)	(21,343,184)	(17,147,571)
Total Net Assets	$252,881,427	$135,615,226

	Nomura Tax-Free Colorado Fund	Nomura Tax-Free Idaho Fund

Net Asset Value

Class A:
Net assets	$127,792,097	$70,814,005
Shares of beneficial interest outstanding, unlimited authorization, no par	12,629,000	6,908,947
Net asset value per share	$10.12	$10.25
Sales charge	4.50%	4.50%
Offering price per share, equal to net asset value per share / (1 - sales charge)	$10.60	$10.73

Class C:
Net assets	$2,697,618	$2,836,163
Shares of beneficial interest outstanding, unlimited authorization, no par	265,917	276,857
Net asset value per share	$10.14	$10.24

Institutional Class:
Net assets	$122,391,712	$61,965,058
Shares of beneficial interest outstanding, unlimited authorization, no par	12,094,995	6,044,109
Net asset value per share	$10.12	$10.25
*Investments, at cost	$262,303,605	$142,405,289
See accompanying notes, which are an integral part of the financial statements.

Statements of assets and liabilities
	Nomura Tax-Free New York Fund	Nomura Tax-Free Pennsylvania Fund
Assets:
Investments, at value*	$229,719,282	$377,864,296
Cash	227,083	1,786,693
Interest receivable	2,364,638	4,431,497
Receivable for securities sold	844,663	—
Receivable for fund shares sold	136,774	427,137
Prepaid expenses	22,330	27,909
Other assets	1,460	3,180
Total Assets	233,316,230	384,540,712
Liabilities:
Payable for securities purchased	1,549,770	1,051,420
Payable for fund shares redeemed	260,937	896,690
Distribution payable	102,113	92,699
Investment management fees payable to affiliates	83,705	144,462
Other accrued expenses	64,913	84,596
Audit and tax fees payable	37,000	36,000
Distribution fees payable to affiliates	32,991	65,565
Dividend disbursing and transfer agent fees and expenses payable to affiliates	1,353	2,237
Accounting and administration expenses payable to affiliates	1,235	1,824
Legal fees payable to affiliates	396	1,644
Total Liabilities	2,134,413	2,377,137
Total Net Assets	$231,181,817	$382,163,575
Net Assets Consist of:
Paid-in capital	$250,984,348	$417,497,153
Total distributable earnings (loss)	(19,802,531)	(35,333,578)
Total Net Assets	$231,181,817	$382,163,575

	Nomura Tax-Free New York Fund	Nomura Tax-Free Pennsylvania Fund

Net Asset Value

Class A:
Net assets	$141,514,102	$264,369,105
Shares of beneficial interest outstanding, unlimited authorization, no par	13,983,400	37,497,216
Net asset value per share	$10.12	$7.05
Sales charge	4.50%	4.50%
Offering price per share, equal to net asset value per share / (1 - sales charge)	$10.60	$7.38

Class C:
Net assets	$3,091,570	$11,364,417
Shares of beneficial interest outstanding, unlimited authorization, no par	306,199	1,611,427
Net asset value per share	$10.10	$7.05

Institutional Class:
Net assets	$86,576,145	$106,430,053
Shares of beneficial interest outstanding, unlimited authorization, no par	8,561,898	15,105,836
Net asset value per share	$10.11	$7.05
*Investments, at cost	$235,536,608	$388,340,404
See accompanying notes, which are an integral part of the financial statements.

Statements of operations
Year ended August 31, 2026
	Nomura Tax-Free Colorado Fund	Nomura Tax-Free Idaho Fund
Investment Income:
Interest	$11,252,233	$5,879,985

Expenses:
Management fees	1,357,301	729,600
Distribution expenses — Class A	326,663	182,711
Distribution expenses — Class C	23,896	34,317
Dividend disbursing, transfer agent and sub-transfer agent fees and expenses	162,094	84,264
Accounting and administration expenses	99,135	89,405
Registration fees	59,907	65,224
Audit and tax fees	53,394	53,169
Reports and statements to shareholders expenses	22,577	13,088
Legal fees	17,717	9,520
Trustees’ fees	12,784	6,860
Custodian fees	2,150	1,397
Other	83,297	45,751
	2,220,915	1,315,306
Less expenses waived	(401,549)	(257,765)
Less expenses paid indirectly	(2,227)	(1,394)
Total operating expenses	1,817,139	1,056,147
Net Investment Income (Loss)	9,435,094	4,823,838

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on investments	251,595	480,194
Net change in unrealized appreciation (depreciation) on investments	4,045,174	2,764,864
Net Realized and Unrealized Gain (Loss)	4,296,769	3,245,058
Net Increase (Decrease) in Net Assets Resulting from Operations	$13,731,863	$8,068,896
See accompanying notes, which are an integral part of the financial statements.

	Nomura Tax-Free New York Fund	Nomura Tax-Free Pennsylvania Fund
Investment Income:
Interest	$12,139,984	$19,089,480

Expenses:
Management fees	1,337,650	2,175,344
Distribution expenses — Class A	379,325	694,772
Distribution expenses — Class C	36,162	114,258
Dividend disbursing, transfer agent and sub-transfer agent fees and expenses	147,507	271,917
Accounting and administration expenses	98,014	110,973
Registration fees	67,133	63,849
Audit and tax fees	53,379	52,684
Reports and statements to shareholders expenses	21,317	34,262
Legal fees	17,699	53,162
Trustees’ fees	12,824	20,592
Custodian fees	2,489	3,622
Other	68,314	65,655
	2,241,813	3,661,090
Less expenses waived	(439,606)	(517,092)
Less expenses paid indirectly	(2,811)	(3,962)
Total operating expenses	1,799,396	3,140,036
Net Investment Income (Loss)	10,340,588	15,949,444

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on investments	(1,644,607)	(2,627,074)
Net change in unrealized appreciation (depreciation) on investments	5,619,597	10,759,710
Net Realized and Unrealized Gain (Loss)	3,974,990	8,132,636
Net Increase (Decrease) in Net Assets Resulting from Operations	$14,315,578	$24,082,080
See accompanying notes, which are an integral part of the financial statements.

Statements of changes in net assets
Nomura Tax-Free Colorado Fund
	Year ended
	8/31/26	8/31/25
Increase (Decrease) in Net Assets from Operations:
Net investment income (loss)	$9,435,094	$8,817,389
Net realized gain (loss)	251,595	(2,497,278) [1]
Net increase from payment by affiliates	—	9,849 [2]
Net change in unrealized appreciation (depreciation)	4,045,174	(11,787,892)
Net increase (decrease) in net assets resulting from operations	13,731,863	(5,457,932)

Dividends and Distributions to Shareholders from:
Distributable earnings:
Class A	(4,764,530)	(4,593,638)
Class C	(69,178)	(59,573)
Institutional Class	(4,430,694)	(3,989,471)
	(9,264,402)	(8,642,682)

Capital Share Transactions (See Note 6):
Proceeds from shares sold:
Class A	14,274,442	21,497,817
Class C	840,426	524,358
Institutional Class	36,678,876	48,967,123

Net asset value of shares issued upon reinvestment of dividends and distributions:
Class A	4,266,084	4,122,264
Class C	69,093	59,451
Institutional Class	4,081,618	3,700,969
	60,210,539	78,871,982

	Year ended
	8/31/26	8/31/25
Capital Share Transactions (See Note 6) (continued):
Cost of shares redeemed:
Class A	$(21,391,476)	$(16,630,773)
Class C	(430,175)	(509,693)
Institutional Class	(24,093,134)	(37,450,450)
	(45,914,785)	(54,590,916)
Increase in net assets derived from capital share transactions	14,295,754	24,281,066
Net Increase in Net Assets	18,763,215	10,180,452

Net Assets:
Beginning of year	234,118,212	223,937,760
End of year	$252,881,427	$234,118,212
[1]	Excludes net increase from payment by affiliates.
[2]	See Note 2 in “Notes to financial statements.”
See accompanying notes, which are an integral part of the financial statements.

Statements of changes in net assets
Nomura Tax-Free Idaho Fund
	Year ended
	8/31/26	8/31/25
Increase (Decrease) in Net Assets from Operations:
Net investment income (loss)	$4,823,838	$4,659,251
Net realized gain (loss)	480,194	(554,701) [1]
Net increase from payment by affiliates	—	14,983 [2]
Net change in unrealized appreciation (depreciation)	2,764,864	(8,021,786)
Net increase (decrease) in net assets resulting from operations	8,068,896	(3,902,253)

Dividends and Distributions to Shareholders from:
Distributable earnings:
Class A	(2,571,987)	(2,356,490)
Class C	(94,705)	(107,859)
Institutional Class	(2,120,005)	(2,069,043)
	(4,786,697)	(4,533,392)

Capital Share Transactions (See Note 6):
Proceeds from shares sold:
Class A	11,702,559	25,398,149
Class C	309,038	399,542
Institutional Class	22,230,111	17,899,474

Net asset value of shares issued upon reinvestment of dividends and distributions:
Class A	2,438,691	2,285,078
Class C	94,705	107,662
Institutional Class	1,826,621	1,893,805
	38,601,725	47,983,710

	Year ended
	8/31/26	8/31/25
Capital Share Transactions (See Note 6) (continued):
Cost of shares redeemed:
Class A	$(18,029,611)	$(16,295,095)
Class C	(1,334,100)	(1,144,827)
Institutional Class	(13,785,808)	(25,885,197)
	(33,149,519)	(43,325,119)
Increase in net assets derived from capital share transactions	5,452,206	4,658,591
Net Increase (Decrease) in Net Assets	8,734,405	(3,777,054)

Net Assets:
Beginning of year	126,880,821	130,657,875
End of year	$135,615,226	$126,880,821
[1]	Excludes net increase from payment by affiliates.
[2]	See Note 2 in “Notes to financial statements.”
See accompanying notes, which are an integral part of the financial statements.

Statements of changes in net assets
Nomura Tax-Free New York Fund
	Year ended
	8/31/26	8/31/25
Increase (Decrease) in Net Assets from Operations:
Net investment income (loss)	$10,340,588	$10,879,636
Net realized gain (loss)	(1,644,607)	(7,566,312) [1]
Net increase from payment by affiliates	—	17,190 [2]
Net change in unrealized appreciation (depreciation)	5,619,597	(14,993,447)
Net increase (decrease) in net assets resulting from operations	14,315,578	(11,662,933)

Dividends and Distributions to Shareholders from:
Distributable earnings:
Class A	(6,101,006)	(6,321,651)
Class C	(118,246)	(139,618)
Institutional Class	(3,752,821)	(4,071,814)
	(9,972,073)	(10,533,083)

Capital Share Transactions (See Note 6):
Proceeds from shares sold:
Class A	22,311,138	42,756,219
Class C	624,894	1,117,674
Institutional Class	27,285,723	45,444,749

Net asset value of shares issued upon reinvestment of dividends and distributions:
Class A	5,524,606	5,603,357
Class C	114,371	133,523
Institutional Class	3,111,671	3,422,054
	58,972,403	98,477,576

	Year ended
	8/31/26	8/31/25
Capital Share Transactions (See Note 6) (continued):
Cost of shares redeemed:
Class A	$(45,732,175)	$(41,395,262)
Class C	(1,719,935)	(1,504,933)
Institutional Class	(34,762,014)	(47,777,940)
	(82,214,124)	(90,678,135)
Increase (decrease) in net assets derived from capital share transactions	(23,241,721)	7,799,441
Net Decrease in Net Assets	(18,898,216)	(14,396,575)

Net Assets:
Beginning of year	250,080,033	264,476,608
End of year	$231,181,817	$250,080,033
[1]	Excludes net increase from payment by affiliates.
[2]	See Note 2 in “Notes to financial statements.”
See accompanying notes, which are an integral part of the financial statements.

Statements of changes in net assets
Nomura Tax-Free Pennsylvania Fund
	Year ended
	8/31/26	8/31/25
Increase (Decrease) in Net Assets from Operations:
Net investment income (loss)	$15,949,444	$16,162,967
Net realized gain (loss)	(2,627,074)	(5,592,739) [1]
Net increase from payment by affiliates	—	109,852 [2]
Net change in unrealized appreciation (depreciation)	10,759,710	(25,469,544)
Net increase (decrease) in net assets resulting from operations	24,082,080	(14,789,464)

Dividends and Distributions to Shareholders from:
Distributable earnings:
Class A	(11,222,655)	(11,973,762)
Class C	(369,735)	(358,007)
Institutional Class	(4,357,054)	(3,770,261)
	(15,949,444)	(16,102,030)

Capital Share Transactions (See Note 6):
Proceeds from shares sold:
Class A	19,084,524	53,417,850
Class C	1,566,574	2,436,791
Institutional Class	39,744,067	46,793,296

Net asset value of shares issued upon reinvestment of dividends and distributions:
Class A	10,240,996	10,956,670
Class C	361,225	351,302
Institutional Class	4,182,814	3,627,441
	75,180,200	117,583,350

	Year ended
	8/31/26	8/31/25
Capital Share Transactions (See Note 6) (continued):
Cost of shares redeemed:
Class A	$(60,727,950)	$(74,958,809)
Class C	(2,144,470)	(1,635,139)
Institutional Class	(31,223,960)	(35,226,792)
	(94,096,380)	(111,820,740)
Increase (decrease) in net assets derived from capital share transactions	(18,916,180)	5,762,610
Net Decrease in Net Assets	(10,783,544)	(25,128,884)

Net Assets:
Beginning of year	392,947,119	418,076,003
End of year	$382,163,575	$392,947,119
[1]	Excludes net increase from payment by affiliates.
[2]	See Note 2 in “Notes to financial statements.”
See accompanying notes, which are an integral part of the financial statements.

Financial highlights
Nomura Tax-Free Colorado Fund Class A
Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[1]
Net realized and unrealized gain (loss)
Payment by affiliates
Total from investment operations
Less dividends and distributions from:
Net investment income
Total dividends and distributions
Net asset value, end of period
Total return[3]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets prior to fees waived
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover
[1]	Calculated using average shares outstanding for the years ended August 31, 2024, 2023 and 2022.
[2]	Payment by affiliates is less than $0.005 per share and 0.005% on total return. See Note 2 in “Notes to financial statements.”
[3]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total return during the period presented reflects waivers by the manager and/or distributor (as applicable). Performance would have been lower had the waivers not been in effect.
[4]	Includes distressed investment expenses of 0.02% for the year ended August 31, 2026. The distressed investment expenses relate to a bankruptcy workout for certain Puerto Rican bonds held by the Fund.
[5]	Expense ratios do not include expenses of any investment companies in which the Fund invests.
[6]	Includes litigation expenses of 0.02% for the year ended August 31, 2025.
See accompanying notes, which are an integral part of the financial statements.

Year ended
8/31/26	8/31/25	8/31/24	8/31/23	8/31/22
$9.92	$10.51	$9.92	$10.30	$11.70

0.39	0.36	0.37	0.35	0.30
0.19	(0.59)	0.58	(0.39)	(1.40)
—	—[2]	—	—	—
0.58	(0.23)	0.95	(0.04)	(1.10)

(0.38)	(0.36)	(0.36)	(0.34)	(0.30)
(0.38)	(0.36)	(0.36)	(0.34)	(0.30)
$10.12	$9.92	$10.51	$9.92	$10.30
5.80%	(2.21%)[2]	9.77%	(0.39%)	(9.49%)

$127,792	$127,979	$126,556	$127,477	$142,904
0.84%[4]	0.84%[5,6]	0.82%[5]	0.82%[5]	0.82%[5]
1.01%[4]	1.00%[5,6]	0.98%[5]	0.98%[5]	0.96%[5]
3.72%	3.62%	3.62%	3.43%	2.76%
3.55%	3.46%	3.46%	3.27%	2.62%
6%	20%	16%	34%	24%

Financial highlights
Nomura Tax-Free Colorado Fund Class C
Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[1]
Net realized and unrealized gain (loss)
Payment by affiliates
Total from investment operations
Less dividends and distributions from:
Net investment income
Total dividends and distributions
Net asset value, end of period
Total return[3]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets prior to fees waived
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover
[1]	Calculated using average shares outstanding for the years ended August 31, 2024, 2023 and 2022.
[2]	Payment by affiliates is less than $0.005 per share and 0.005% on total return. See Note 2 in “Notes to financial statements.”
[3]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total return during the period presented reflects waivers by the manager and/or distributor (as applicable). Performance would have been lower had the waivers not been in effect.
[4]	Includes distressed investment expenses of 0.02% for the year ended August 31, 2026. The distressed investment expenses relate to a bankruptcy workout for certain Puerto Rican bonds held by the Fund.
[5]	Expense ratios do not include expenses of any investment companies in which the Fund invests.
[6]	Includes litigation expenses of 0.02% for the year ended August 31, 2025.
See accompanying notes, which are an integral part of the financial statements.

Year ended
8/31/26	8/31/25	8/31/24	8/31/23	8/31/22
$9.94	$10.54	$9.94	$10.32	$11.73

0.31	0.29	0.30	0.27	0.22
0.19	(0.60)	0.59	(0.39)	(1.41)
—	—[2]	—	—	—
0.50	(0.31)	0.89	(0.12)	(1.19)

(0.30)	(0.29)	(0.29)	(0.26)	(0.22)
(0.30)	(0.29)	(0.29)	(0.26)	(0.22)
$10.14	$9.94	$10.54	$9.94	$10.32
5.01%	(3.02%)[2]	9.05%	(1.14%)	(10.22%)

$2,697	$2,181	$2,236	$3,111	$4,845
1.59%[4]	1.59%[5,6]	1.57%[5]	1.57%[5]	1.57%[5]
1.76%[4]	1.75%[5,6]	1.73%[5]	1.73%[5]	1.71%[5]
2.96%	2.86%	2.87%	2.68%	2.01%
2.79%	2.70%	2.71%	2.52%	1.87%
6%	20%	16%	34%	24%

Financial highlights
Nomura Tax-Free Colorado Fund Institutional Class
Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[1]
Net realized and unrealized gain (loss)
Payment by affiliates
Total from investment operations
Less dividends and distributions from:
Net investment income
Total dividends and distributions
Net asset value, end of period
Total return[3]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets prior to fees waived
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover
[1]	Calculated using average shares outstanding for the years ended August 31, 2024, 2023 and 2022.
[2]	Payment by affiliates is less than $0.005 per share and 0.005% on total return. See Note 2 in “Notes to financial statements.”
[3]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return during the period presented reflects waivers by the manager. Performance would have been lower had the waivers not been in effect.
[4]	Includes distressed investment expenses of 0.02% for the year ended August 31, 2026. The distressed investment expenses relate to a bankruptcy workout for certain Puerto Rican bonds held by the Fund.
[5]	Expense ratios do not include expenses of any investment companies in which the Fund invests.
[6]	Includes litigation expenses of 0.02% for the year ended August 31, 2025.
See accompanying notes, which are an integral part of the financial statements.

Year ended
8/31/26	8/31/25	8/31/24	8/31/23	8/31/22
$9.92	$10.51	$9.92	$10.30	$11.70

0.41	0.39	0.40	0.37	0.33
0.19	(0.59)	0.58	(0.39)	(1.40)
—	—[2]	—	—	—
0.60	(0.20)	0.98	(0.02)	(1.07)

(0.40)	(0.39)	(0.39)	(0.36)	(0.33)
(0.40)	(0.39)	(0.39)	(0.36)	(0.33)
$10.12	$9.92	$10.51	$9.92	$10.30
6.06%	(1.97%)[2]	10.05%	(0.14%)	(9.27%)

$122,392	$103,958	$95,146	$82,209	$82,431
0.59%[4]	0.59%[5,6]	0.57%[5]	0.57%[5]	0.57%[5]
0.76%[4]	0.75%[5,6]	0.73%[5]	0.73%[5]	0.71%[5]
3.97%	3.87%	3.87%	3.68%	3.01%
3.80%	3.71%	3.71%	3.52%	2.87%
6%	20%	16%	34%	24%

Financial highlights
Nomura Tax-Free Idaho Fund Class A
Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[1]
Net realized and unrealized gain (loss)
Payment by affiliates
Total from investment operations
Less dividends and distributions from:
Net investment income
Total dividends and distributions
Net asset value, end of period
Total return[3]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets prior to fees waived
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover
[1]	Calculated using average shares outstanding for the years ended August 31, 2024, 2023 and 2022.
[2]	Payment by affiliates is less than $0.005 per share and 0.005% on total return. See Note 2 in “Notes to financial statements.”
[3]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total return during the period presented reflects waivers by the manager and/or distributor (as applicable). Performance would have been lower had the waivers not been in effect.
[4]	Includes distressed investment expenses of 0.02% for the year ended August 31, 2026. The distressed investment expenses relate to a bankruptcy workout for certain Puerto Rican bonds held by the Fund.
[5]	Expense ratios do not include expenses of any investment companies in which the Fund invests.
[6]	Includes litigation expenses of 0.02% for the year ended August 31, 2025.
See accompanying notes, which are an integral part of the financial statements.

Year ended
8/31/26	8/31/25	8/31/24	8/31/23	8/31/22
$9.98	$10.62	$10.06	$10.44	$11.91

0.37	0.36	0.36	0.34	0.30
0.27	(0.65)	0.55	(0.39)	(1.47)
—	—[2]	—	—	—
0.64	(0.29)	0.91	(0.05)	(1.17)

(0.37)	(0.35)	(0.35)	(0.33)	(0.30)
(0.37)	(0.35)	(0.35)	(0.33)	(0.30)
$10.25	$9.98	$10.62	$10.06	$10.44
6.38%	(2.83%)[2]	9.19%	(0.51%)	(10.00%)

$70,814	$72,721	$65,895	$64,691	$67,247
0.88%[4]	0.88%[5,6]	0.86%[5]	0.86%[5]	0.86%[5]
1.08%[4]	1.08%[5,6]	1.03%[5]	1.03%[5]	1.01%[5]
3.55%	3.44%	3.45%	3.27%	2.62%
3.35%	3.24%	3.28%	3.10%	2.47%
11%	16%	14%	25%	38%

Financial highlights
Nomura Tax-Free Idaho Fund Class C
Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[1]
Net realized and unrealized gain (loss)
Payment by affiliates
Total from investment operations
Less dividends and distributions from:
Net investment income
Total dividends and distributions
Net asset value, end of period
Total return[3]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets prior to fees waived
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover
[1]	Calculated using average shares outstanding for the years ended August 31, 2024, 2023 and 2022.
[2]	Payment by affiliates is less than $0.005 per share and 0.005% on total return. See Note 2 in “Notes to financial statements.”
[3]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total return during the period presented reflects waivers by the manager and/or distributor (as applicable). Performance would have been lower had the waivers not been in effect.
[4]	Includes distressed investment expenses of 0.02% for the year ended August 31, 2026. The distressed investment expenses relate to a bankruptcy workout for certain Puerto Rican bonds held by the Fund.
[5]	Expense ratios do not include expenses of any investment companies in which the Fund invests.
[6]	Includes litigation expenses of 0.02% for the year ended August 31, 2025.
See accompanying notes, which are an integral part of the financial statements.

Year ended
8/31/26	8/31/25	8/31/24	8/31/23	8/31/22
$9.98	$10.62	$10.06	$10.44	$11.90

0.29	0.28	0.28	0.26	0.21
0.26	(0.65)	0.55	(0.39)	(1.46)
—	—[2]	—	—	—
0.55	(0.37)	0.83	(0.13)	(1.25)

(0.29)	(0.27)	(0.27)	(0.25)	(0.21)
(0.29)	(0.27)	(0.27)	(0.25)	(0.21)
$10.24	$9.98	$10.62	$10.06	$10.44
5.48%	(3.56%)[2]	8.38%	(1.26%)	(10.59%)

$2,836	$3,656	$4,556	$4,532	$4,997
1.63%[4]	1.63%[5,6]	1.61%[5]	1.61%[5]	1.61%[5]
1.83%[4]	1.83%[5,6]	1.78%[5]	1.78%[5]	1.76%[5]
2.79%	2.68%	2.70%	2.52%	1.87%
2.59%	2.48%	2.53%	2.35%	1.72%
11%	16%	14%	25%	38%

Financial highlights
Nomura Tax-Free Idaho Fund Institutional Class
Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[1]
Net realized and unrealized gain (loss)
Payment by affiliates
Total from investment operations
Less dividends and distributions from:
Net investment income
Total dividends and distributions
Net asset value, end of period
Total return[3]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets prior to fees waived
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover
[1]	Calculated using average shares outstanding for the years ended August 31, 2024, 2023 and 2022.
[2]	Payment by affiliates is less than $0.005 per share and 0.005% on total return. See Note 2 in “Notes to financial statements.”
[3]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return during the period presented reflects waivers by the manager. Performance would have been lower had the waivers not been in effect.
[4]	Includes distressed investment expenses of 0.02% for the year ended August 31, 2026. The distressed investment expenses relate to a bankruptcy workout for certain Puerto Rican bonds held by the Fund.
[5]	Expense ratios do not include expenses of any investment companies in which the Fund invests.
[6]	Includes litigation expenses of 0.02% for the year ended August 31, 2025.
See accompanying notes, which are an integral part of the financial statements.

Year ended
8/31/26	8/31/25	8/31/24	8/31/23	8/31/22
$9.99	$10.62	$10.07	$10.44	$11.91

0.39	0.38	0.38	0.36	0.32
0.26	(0.64)	0.54	(0.38)	(1.47)
—	—[2]	—	—	—
0.65	(0.26)	0.92	(0.02)	(1.15)

(0.39)	(0.37)	(0.37)	(0.35)	(0.32)
(0.39)	(0.37)	(0.37)	(0.35)	(0.32)
$10.25	$9.99	$10.62	$10.07	$10.44
6.54%	(2.49%)[2]	9.35%	(0.17%)	(9.77%)

$61,965	$50,504	$60,207	$51,205	$49,393
0.63%[4]	0.63%[5,6]	0.61%[5]	0.61%[5]	0.61%[5]
0.83%[4]	0.83%[5,6]	0.78%[5]	0.78%[5]	0.76%[5]
3.81%	3.68%	3.70%	3.52%	2.87%
3.61%	3.48%	3.53%	3.35%	2.72%
11%	16%	14%	25%	38%

Financial highlights
Nomura Tax-Free New York Fund Class A
Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[1]
Net realized and unrealized gain (loss)
Payment by affiliates
Total from investment operations
Less dividends and distributions from:
Net investment income
Net realized gain
Total dividends and distributions
Net asset value, end of period
Total return[4]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets prior to fees waived
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover
[1]	Calculated using average shares outstanding for the years ended August 31, 2024, 2023 and 2022.
[2]	Payment by affiliates is less than $0.005 per share and 0.005% on total return. See Note 2 in “Notes to financial statements.”
[3]	Amount is less than $(0.005) per share.
[4]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total return during the period presented reflects waivers by the manager and/or distributor (as applicable). Performance would have been lower had the waivers not been in effect.
[5]	Includes distressed investment expenses of 0.02% for the year ended August 31, 2026. The distressed investment expenses relate to a bankruptcy workout for certain Puerto Rican bonds held by the Fund.
[6]	Includes litigation expenses of 0.01% for the year ended August 31, 2025.
See accompanying notes, which are an integral part of the financial statements.

Year ended
8/31/26	8/31/25	8/31/24	8/31/23	8/31/22
$9.97	$10.77	$10.23	$10.56	$12.06

0.44	0.40	0.39	0.37	0.31
0.13	(0.81)	0.53	(0.34)	(1.50)
—	—[2]	—	—	—
0.57	(0.41)	0.92	0.03	(1.19)

(0.42)	(0.39)	(0.38)	(0.36)	(0.31)
—	—	—	—	—[3]
(0.42)	(0.39)	(0.38)	(0.36)	(0.31)
$10.12	$9.97	$10.77	$10.23	$10.56
5.66%	(3.93%)[2]	9.14%	0.29%	(9.96%)

$141,514	$156,624	$163,180	$130,791	$130,721
0.82%[5]	0.81%[6]	0.80%	0.80%	0.80%
1.00%[5]	0.98%[6]	0.97%	0.98%	0.97%
4.17%	3.83%	3.71%	3.56%	2.78%
3.99%	3.66%	3.54%	3.38%	2.61%
10%	46%	21%	24%	30%

Financial highlights
Nomura Tax-Free New York Fund Class C
Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[1]
Net realized and unrealized gain (loss)
Payment by affiliates
Total from investment operations
Less dividends and distributions from:
Net investment income
Net realized gain
Total dividends and distributions
Net asset value, end of period
Total return[4]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets prior to fees waived
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover
[1]	Calculated using average shares outstanding for the years ended August 31, 2024, 2023 and 2022.
[2]	Payment by affiliates is less than $0.005 per share and 0.005% on total return. See Note 2 in “Notes to financial statements.”
[3]	Amount is less than $(0.005) per share.
[4]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total return during the period presented reflects waivers by the manager and/or distributor (as applicable). Performance would have been lower had the waivers not been in effect.
[5]	Includes distressed investment expenses of 0.02% for the year ended August 31, 2026. The distressed investment expenses relate to a bankruptcy workout for certain Puerto Rican bonds held by the Fund.
[6]	Includes litigation expenses of 0.01% for the year ended August 31, 2025.
See accompanying notes, which are an integral part of the financial statements.

Year ended
8/31/26	8/31/25	8/31/24	8/31/23	8/31/22
$9.94	$10.75	$10.21	$10.53	$12.03

0.36	0.32	0.31	0.29	0.23
0.14	(0.82)	0.53	(0.33)	(1.50)
—	—[2]	—	—	—
0.50	(0.50)	0.84	(0.04)	(1.27)

(0.34)	(0.31)	(0.30)	(0.28)	(0.23)
—	—	—	—	—[3]
(0.34)	(0.31)	(0.30)	(0.28)	(0.23)
$10.10	$9.94	$10.75	$10.21	$10.53
4.98%	(4.76%)[2]	8.34%	(0.37%)	(10.66%)

$3,092	$3,986	$4,613	$2,757	$3,818
1.57%[5]	1.56%[6]	1.55%	1.55%	1.55%
1.75%[5]	1.73%[6]	1.72%	1.73%	1.72%
3.42%	3.07%	2.96%	2.81%	2.02%
3.24%	2.90%	2.79%	2.63%	1.85%
10%	46%	21%	24%	30%

Financial highlights
Nomura Tax-Free New York Fund Institutional Class
Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[1]
Net realized and unrealized gain (loss)
Payment by affiliates
Total from investment operations
Less dividends and distributions from:
Net investment income
Net realized gain
Total dividends and distributions
Net asset value, end of period
Total return[4]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets prior to fees waived
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover
[1]	Calculated using average shares outstanding for the years ended August 31, 2024, 2023 and 2022.
[2]	Payment by affiliates is less than $0.005 per share and 0.005% on total return. See Note 2 in “Notes to financial statements.”
[3]	Amount is less than $(0.005) per share.
[4]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return during the period presented reflects waivers by the manager. Performance would have been lower had the waivers not been in effect.
[5]	Includes distressed investment expenses of 0.02% for the year ended August 31, 2026. The distressed investment expenses relate to a bankruptcy workout for certain Puerto Rican bonds held by the Fund.
[6]	Includes litigation expenses of 0.01% for the year ended August 31, 2025.
See accompanying notes, which are an integral part of the financial statements.

Year ended
8/31/26	8/31/25	8/31/24	8/31/23	8/31/22
$9.96	$10.77	$10.22	$10.55	$12.06

0.46	0.42	0.41	0.39	0.34
0.13	(0.82)	0.54	(0.34)	(1.51)
—	—[2]	—	—	—
0.59	(0.40)	0.95	0.05	(1.17)

(0.44)	(0.41)	(0.40)	(0.38)	(0.34)
—	—	—	—	—[3]
(0.44)	(0.41)	(0.40)	(0.38)	(0.34)
$10.11	$9.96	$10.77	$10.22	$10.55
5.93%	(3.78%)[2]	9.52%	0.54%	(9.82%)

$86,576	$89,470	$96,684	$67,698	$64,447
0.57%[5]	0.56%[6]	0.55%	0.55%	0.55%
0.75%[5]	0.73%[6]	0.72%	0.73%	0.72%
4.42%	4.08%	3.96%	3.81%	3.03%
4.24%	3.91%	3.79%	3.63%	2.86%
10%	46%	21%	24%	30%

Financial highlights
Nomura Tax-Free Pennsylvania Fund Class A
Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[1]
Net realized and unrealized gain (loss)
Payment by affiliates
Total from investment operations
Less dividends and distributions from:
Net investment income
Net realized gain
Total dividends and distributions
Net asset value, end of period
Total return[3]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets prior to fees waived
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover
[1]	Calculated using average shares outstanding for the years ended August 31, 2024, 2023 and 2022.
[2]	Payment by affiliates is less than $0.005 per share and 0.005% on total return. See Note 2 in “Notes to financial statements.”
[3]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total return during the period presented reflects waivers by the manager and/or distributor (as applicable). Performance would have been lower had the waivers not been in effect.
[4]	Includes distressed investment expenses of 0.01% for the year ended August 31, 2026. The distressed investment expenses relate to a bankruptcy workout for certain Puerto Rican bonds held by the Fund.
[5]	Includes litigation expenses of 0.01% for the year ended August 31, 2025.
See accompanying notes, which are an integral part of the financial statements.

Year ended
8/31/26	8/31/25	8/31/24	8/31/23	8/31/22
$6.91	$7.44	$7.06	$7.31	$8.34

0.29	0.28	0.28	0.27	0.22
0.14	(0.53)	0.38	(0.25)	(1.00)
—	—[2]	—	—	—
0.43	(0.25)	0.66	0.02	(0.78)

(0.29)	(0.28)	(0.28)	(0.27)	(0.22)
—	—	—	—	(0.03)
(0.29)	(0.28)	(0.28)	(0.27)	(0.25)
$7.05	$6.91	$7.44	$7.06	$7.31
6.17%	(3.48%)[2]	9.61%	0.29%	(9.59%)

$264,369	$289,415	$323,008	$307,781	$338,811
0.84%[4]	0.84%[5]	0.83%	0.84%	0.84%
0.97%[4]	0.96%[5]	0.93%	0.95%	0.94%
3.99%	3.86%	3.91%	3.75%	2.75%
3.86%	3.74%	3.81%	3.64%	2.65%
8%	30%	16%	35%	47%

Financial highlights
Nomura Tax-Free Pennsylvania Fund Class C
Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[1]
Net realized and unrealized gain (loss)
Payment by affiliates
Total from investment operations
Less dividends and distributions from:
Net investment income
Net realized gain
Total dividends and distributions
Net asset value, end of period
Total return[3]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets prior to fees waived
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover
[1]	Calculated using average shares outstanding for the years ended August 31, 2024, 2023 and 2022.
[2]	Payment by affiliates is less than $0.005 per share and 0.005% on total return. See Note 2 in “Notes to financial statements.”
[3]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total return during the period presented reflects waivers by the manager and/or distributor (as applicable). Performance would have been lower had the waivers not been in effect.
[4]	Includes distressed investment expenses of 0.01% for the year ended August 31, 2026. The distressed investment expenses relate to a bankruptcy workout for certain Puerto Rican bonds held by the Fund.
[5]	Includes litigation expenses of 0.01% for the year ended August 31, 2025.
See accompanying notes, which are an integral part of the financial statements.

Year ended
8/31/26	8/31/25	8/31/24	8/31/23	8/31/22
$6.91	$7.44	$7.07	$7.31	$8.34

0.23	0.22	0.23	0.21	0.16
0.14	(0.53)	0.37	(0.24)	(1.00)
—	—[2]	—	—	—
0.37	(0.31)	0.60	(0.03)	(0.84)

(0.23)	(0.22)	(0.23)	(0.21)	(0.16)
—	—	—	—	(0.03)
(0.23)	(0.22)	(0.23)	(0.21)	(0.19)
$7.05	$6.91	$7.44	$7.07	$7.31
5.38%	(4.20%)[2]	8.64%	(0.33%)	(10.27%)

$11,365	$11,346	$11,056	$8,854	$10,540
1.59%[4]	1.59%[5]	1.58%	1.59%	1.59%
1.72%[4]	1.71%[5]	1.68%	1.70%	1.69%
3.24%	3.12%	3.16%	3.00%	1.99%
3.11%	3.00%	3.06%	2.89%	1.89%
8%	30%	16%	35%	47%

Financial highlights
Nomura Tax-Free Pennsylvania Fund Institutional Class
Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[1]
Net realized and unrealized gain (loss)
Payment by affiliates
Total from investment operations
Less dividends and distributions from:
Net investment income
Net realized gain
Total dividends and distributions
Net asset value, end of period
Total return[3]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets prior to fees waived
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover
[1]	Calculated using average shares outstanding for the years ended August 31, 2024, 2023 and 2022.
[2]	Payment by affiliates is less than $0.005 per share and 0.005% on total return. See Note 2 in “Notes to financial statements.”
[3]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return during the period presented reflects waivers by the manager. Performance would have been lower had the waivers not been in effect.
[4]	Includes distressed investment expenses of 0.01% for the year ended August 31, 2026. The distressed investment expenses relate to a bankruptcy workout for certain Puerto Rican bonds held by the Fund.
[5]	Includes litigation expenses of 0.01% for the year ended August 31, 2025.
See accompanying notes, which are an integral part of the financial statements.

Year ended
8/31/26	8/31/25	8/31/24	8/31/23	8/31/22
$6.91	$7.44	$7.06	$7.31	$8.33

0.30	0.30	0.30	0.29	0.24
0.14	(0.53)	0.38	(0.25)	(0.99)
—	—[2]	—	—	—
0.44	(0.23)	0.68	0.04	(0.75)

(0.30)	(0.30)	(0.30)	(0.29)	(0.24)
—	—	—	—	(0.03)
(0.30)	(0.30)	(0.30)	(0.29)	(0.27)
$7.05	$6.91	$7.44	$7.06	$7.31
6.44%	(3.24%)[2]	9.88%	0.53%	(9.26%)

$106,430	$92,186	$84,012	$63,482	$72,330
0.59%[4]	0.59%[5]	0.58%	0.59%	0.59%
0.72%[4]	0.71%[5]	0.68%	0.70%	0.69%
4.24%	4.12%	4.16%	4.00%	2.99%
4.11%	4.00%	4.06%	3.89%	2.89%
8%	30%	16%	35%	47%

Notes to financial statements
Nomura Funds state tax-free funds	August 31, 2026
Voyageur Mutual Funds is organized as a Delaware statutory trust and offers five series: Nomura Minnesota High-Yield Municipal Bond Fund (formerly, Macquarie Minnesota High-Yield Municipal Bond Fund through November 30, 2025), Nomura National High-Yield Municipal Bond Fund (formerly, Macquarie National High-Yield Municipal Bond Fund through November 30, 2025), Nomura Tax-Free California Fund (formerly, Macquarie Tax-Free California Fund through November 30, 2025), Nomura Tax-Free Idaho Fund (formerly, Macquarie Tax-Free Idaho Fund through November 30, 2025), and Nomura Tax-Free New York Fund (formerly, Macquarie Tax-Free New York Fund through November 30, 2025). Voyageur Mutual Funds II is organized as a Delaware statutory trust and offers one series: Nomura Tax-Free Colorado Fund (formerly, Macquarie Tax-Free Colorado Fund through November 30, 2025). Delaware Group® State Tax-Free Income Trust is organized as a Delaware statutory trust and offers one series: Nomura Tax-Free Pennsylvania Fund (formerly, Macquarie Tax-Free Pennsylvania Fund through November 30, 2025). Voyageur Mutual Funds, Voyageur Mutual Funds II, and Delaware Group State Tax-Free Income Trust are each referred to as a Trust, or collectively as the Trusts. These financial statements and the related notes pertain to Nomura Tax-Free Colorado Fund, Nomura Tax-Free Idaho Fund, Nomura Tax-Free New York Fund, and Nomura Tax-Free Pennsylvania Fund (each, a Fund or collectively, the Funds). Each Trust is an open-end investment company. Each Fund is considered diversified under the Investment Company Act of 1940, as amended (1940 Act), and offers Class A, Class C, and Institutional Class shares. Class A shares are sold with a maximum front-end sales charge of 4.50%. There is no front-end sales charge when you purchase $250,000 or more of Class A shares. However, if Delaware Distributors, L.P. (DDLP) paid your financial intermediary a commission on your purchase of $250,000 or more of Class A shares, for shares of Nomura Tax-Free Colorado Fund, Nomura Tax-Free Idaho Fund, Nomura Tax-Free New York Fund or Nomura Tax-Free Pennsylvania Fund you will have to pay a limited contingent deferred sales charge (Limited CDSC) of 1.00% if you redeem these shares within the first 18 months after your purchase, unless a specific waiver of the Limited CDSC applies. Class C shares have no upfront sales charge, but are sold with a contingent deferred sales charge (CDSC) of 1.00%, which will be incurred if redeemed during the first 12 months. Institutional Class shares are not subject to a sales charge and are offered for sale exclusively to certain eligible investors.
1. Significant Accounting Policies
Each Fund follows accounting and reporting guidance under Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services — Investment Companies. The following accounting policies are in accordance with US generally accepted accounting principles (US GAAP) and are consistently followed by the Funds.
Security Valuation — Fixed income securities are generally priced based upon valuations provided by an independent pricing service or broker in accordance with methodologies included within Delaware Management Company (DMC)’s Pricing Policy (Policy). Fixed income security valuations are then reviewed by DMC as part of its duties as each Fund’s valuation designee (Valuation Designee) and, to the extent required by the Policy and applicable regulation, fair valued consistent with the Policy. To the extent current market prices are not available, the pricing service may take into account developments related to the specific security, as well as transactions in comparable securities. Valuations for fixed income securities utilize matrix systems, which reflect such factors as security prices, yields, maturities, and ratings, and are supplemented by dealer and exchange quotations. Investments for which market quotations are not readily available are valued at fair value as determined in good faith pursuant to Rule 2a-5 under the 1940 Act (Rule 2a-5). As a general principle, the fair value of a security or other asset is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Pursuant to Rule 2a-5, the Board of Trustees (Board) has designated DMC to perform the fair value determination relating to all applicable Fund investments. DMC has established a pricing committee (Pricing Committee) to assist with its designated responsibilities as Valuation Designee, and DMC may carry out its designated responsibilities as Valuation Designee through the Pricing Committee and other teams and committees, which operate under policies and procedures approved by the Board and subject to the Board’s oversight. Fair value pricing may be used more frequently for securities traded primarily in non-US markets. In considering whether fair valuation is required and in determining fair values, the Valuation Designee may, among other things, consider significant events (which may be considered to include changes in the value of US securities or securities indexes) that occur after the close of the relevant market and before the close of the NYSE. The Valuation Designee may utilize modeling tools provided by third-party vendors to determine fair values of non-US securities.
Federal Income Taxes — No provision for federal income taxes has been made as each Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. Each Fund evaluates tax positions taken or expected to be taken in the course of preparing each Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the “more-likely-than-not” threshold are recorded as a tax benefit or expense in the current year. Management has analyzed each Fund’s tax positions taken or expected to be taken on each Fund’s federal income tax returns through the year ended August 31, 2026, and for all open tax years (years ended August 31, 2023–August 31, 2025), and has concluded that no provision for federal income tax is required in each Fund’s financial statements. If applicable, each Fund recognizes interest and tax penalties on unrecognized tax benefits in “Interest and tax penalties” on the “Statements of operations.” During the year ended August 31, 2026, the Funds did not incur any interest or tax penalties.
Class Accounting — Investment income and common expenses are allocated to the various classes of each Fund on the basis of “settled shares” of each class in relation to the net assets of each Fund. Realized and unrealized gain (loss) on investments are allocated to the various classes of each Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Notes to financial statements
Nomura Funds state tax-free funds
1. Significant Accounting Policies (continued)
Use of Estimates — The preparation of financial statements in conformity with US GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.
Other — Expenses directly attributable to a Fund are charged directly to that Fund. Other expenses common to various funds within the Nomura Funds (formerly, Macquarie Funds) are generally allocated among such funds on the basis of average net assets. Management fees and certain other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Interest income is recorded on an accrual basis. Discounts and premiums on debt securities are accreted or amortized to interest income, respectively, over the lives of the respective securities using the effective interest method. Premiums on callable debt securities are amortized to interest income to the earliest call date using the effective interest method. Each Fund declares dividends daily from net investment income and pays the dividends monthly and declares and pays distributions from net realized gain on investments, if any, at least annually. Each Fund may distribute such income dividends and capital gains more frequently, if necessary, in order to reduce or eliminate federal excise or income taxes on each Fund. Each Fund may from time to time pay out less than all of its net investment income or pay out undistributed income from prior months (with any potential remaining deficiencies characterized as a return of capital at year end). Dividends and distributions, if any, are recorded on the ex-dividend date.
Segment Reporting — In November 2023, FASB issued Accounting Standards Update (ASU), ASU 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures, with the intent of improving reportable segment disclosure requirements, primarily through enhanced disclosures about significant segment expenses, allowing financial statement users to better understand the components of a segment’s profit or loss and assess potential future cash flows for each reportable segment and the entity as a whole thereby enabling better understanding of how an entity’s segments impact overall performance. Each Fund’s Chief Executive Officer and Chief Financial Officer act as each Fund’s chief operating decision maker (CODM), assessing performance and making decisions about resource allocation. The CODM has determined that each Fund has a single operating segment since each Fund has a single investment strategy disclosed in the prospectus against which the CODM assesses performance. When assessing segment performance and making decisions about segment resources, the CODM relies on each Fund’s portfolio composition, total returns, expense ratios and changes in net assets which are consistent with the information contained in each Fund’s financial statements.

Recent Accounting Standard — Each Fund adopted FASB ASU 2023-09, Income Taxes (Topic 740) — Improvements to Income Taxes Disclosures as of August 31, 2026. ASU 2023-09 requires public business entities, on an annual basis, to provide disclosure of specific categories in the rate reconciliation, as well as disclosure of income taxes paid disaggregated by jurisdiction. During the year ended August 31, 2026, each Fund did not pay a material amount of foreign or US federal, state or local income taxes and therefore did not include any additional disclosures in these financial statements.
In September 2026, the FASB issued ASU 2026-03, Fair Value Measurement (Topic 820): Investment Companies with Equity Securities Subject to Contractual Sale Restrictions. ASU 2026-03 requires investment companies to incorporate contractual sale restrictions into the fair value measurement of affected equity securities and disclose the amount of any related valuation discount. ASU 2026-03 is effective for the fiscal years beginning after December 15, 2027, and interim periods beginning with the first quarter ended March 31, 2029. Management is currently evaluating the impact of adopting this guidance on its financial statements.
Each Fund receives earnings credits from its custodian when positive cash balances are maintained, which may be used to offset custody fees. If the amount earned is greater than $1, the expenses paid under this arrangement are included on the “Statements of operations” under “Custodian fees” with the corresponding expenses offset included under “Less expenses paid indirectly.” For the year ended August 31, 2026, each Fund earned the following amounts under this arrangement:
Fund	Custody Credits
Nomura Tax-Free Colorado Fund	$2,105
Nomura Tax-Free Idaho Fund	1,365
Nomura Tax-Free New York Fund	2,434
Nomura Tax-Free Pennsylvania Fund	3,545
Each Fund receives earnings credits from its transfer agent when positive cash balances are maintained, which may be used to offset transfer agent fees. If the amount earned is greater than $1, the expenses paid under this arrangement are included on the “Statements of operations” under “Dividend disbursing, transfer agent and sub-transfer agent fees and expenses” with the corresponding expenses offset included under “Less expenses paid indirectly.” For the year ended August 31, 2026, each Fund earned the following amounts under this arrangement:
Fund	Earnings Credits
Nomura Tax-Free Colorado Fund	$122
Nomura Tax-Free Idaho Fund	29
Nomura Tax-Free New York Fund	377
Nomura Tax-Free Pennsylvania Fund	417

Notes to financial statements
Nomura Funds state tax-free funds
2. Investment Management, Administration Agreements, and Other Transactions with Affiliates
In accordance with the terms of its respective investment management agreement, each Fund pays DMC, a series of Nomura Investment Management Business Trust (NIMBT) and the investment manager, an annual fee which is calculated daily and paid monthly based on each Fund’s average daily net assets as follows:
	Nomura Tax-Free Colorado Fund	Nomura Tax-Free Idaho Fund	Nomura Tax-Free New York Fund	Nomura Tax-Free Pennsylvania Fund
On the first $500 million	0.5500%	0.5500%	0.5500%	0.5500%
On the next $500 million	0.5000%	0.5000%	0.5000%	0.5000%
On the next $1.5 billion	0.4500%	0.4500%	0.4500%	0.4500%
In excess of $2.5 billion	0.4250%	0.4250%	0.4250%	0.4250%
Prior to December 1, 2025 (Closing Date), NIMBT was named Macquarie Investment Management Business Trust.
As of the Closing Date, Nomura Holding America Inc. completed the acquisition of Macquarie Asset Management's US and European public investments business. The closing of this transaction resulted in the automatic termination of each Fund's investment advisory agreement with DMC and any sub-advisory agreement, as applicable. At a special shareholder meeting held on October 16, 2025 for Nomura Tax-Free Pennsylvania Fund, October 23, 2025 for Nomura Tax-Free Colorado Fund, Nomura Tax-Free Idaho Fund, and October 31, 2025 for Nomura Tax-Free New York Fund, Fund shareholders approved a new investment advisory agreement for each Fund. On the Closing Date, the new investment advisory agreement, any applicable sub-advisory agreement, and each Fund's name changes reflected below went effective.
Fund Name Prior to December 1, 2025	Fund Name Effective December 1, 2025
Macquarie Tax-Free Colorado Fund	Nomura Tax-Free Colorado Fund
Macquarie Tax-Free Idaho Fund	Nomura Tax-Free Idaho Fund
Macquarie Tax-Free New York Fund	Nomura Tax-Free New York Fund
Macquarie Tax-Free Pennsylvania Fund	Nomura Tax-Free Pennsylvania Fund
DMC has contractually agreed to waive all or a portion of its investment advisory fees and/or pay/reimburse expenses (excluding any distribution and service (12b-1) fees, acquired fund fees and expenses, taxes, interest, inverse floater program expenses, short sale dividend and interest expenses, brokerage fees, certain insurance costs, and nonroutine expenses or costs, including, but not limited to, those relating to reorganizations, litigation, conducting shareholder meetings, and liquidations), in order to prevent total annual fund operating expenses from exceeding the following percentages of each Fund’s average daily net assets from September 1, 2025 through December 29, 2026. These waivers and reimbursements may only be terminated by agreement of DMC and each Fund. The waivers and reimbursements are accrued daily and received monthly.
Fund	Operating expense limitation as a percentage of average daily net assets
Nomura Tax-Free Colorado Fund	0.57%
Nomura Tax-Free Idaho Fund	0.61%
Nomura Tax-Free New York Fund	0.55%
Nomura Tax-Free Pennsylvania Fund	0.58%
After consideration of class specific expenses, including 12b-1 fees (but excluding acquired fund fees and expenses), the class level operating expense limitation as a percentage of average daily net assets from September 1, 2025 through December 29, 2026, unless terminated by agreement of DMC and the Funds, is as follows:
	Operating expense limitation as a percentage of average daily net assets
Fund	Class A	Class C	Institutional Class
Nomura Tax-Free Colorado Fund	0.82%	1.57%	0.57%
Nomura Tax-Free Idaho Fund	0.86%	1.61%	0.61%
Nomura Tax-Free New York Fund	0.80%	1.55%	0.55%
Nomura Tax-Free Pennsylvania Fund	0.83%	1.58%	0.58%
Delaware Investments Fund Services Company (DIFSC), an affiliate of DMC, provides fund accounting and financial administrative oversight services to each Fund. For these services, DIFSC’s fees are calculated daily and paid monthly, based on the aggregate daily net assets of all funds within the Nomura Funds at the following annual rates: 0.0050% of the first $60 billion; 0.00475% of the next $30 billion; and 0.0015% of aggregate average daily net assets in excess of $90 billion (Total Fee). Each fund in the Nomura Funds pays a minimum of $4,000, which, in aggregate, is subtracted from the Total Fee. Each fund then pays its portion of the remainder of the Total Fee on a relative net asset value (NAV) basis. These amounts are included on the “Statements of operations” under “Accounting and administration expenses.” For the year ended August 31, 2026, each Fund paid for these services as follows:
Fund	Fees
Nomura Tax-Free Colorado Fund	$15,144
Nomura Tax-Free Idaho Fund	9,991
Nomura Tax-Free New York Fund	15,057
Nomura Tax-Free Pennsylvania Fund	21,975
DIFSC is also the transfer agent and dividend disbursing agent of each Fund. For these services, DIFSC’s fees are calculated daily and paid monthly, based on the aggregate daily net assets of the retail funds within the Nomura Funds at the following annual rates: 0.014% of the first

Notes to financial statements
Nomura Funds state tax-free funds
2. Investment Management, Administration Agreements, and Other Transactions with Affiliates (continued)
$20 billion; 0.011% of the next $5 billion; 0.007% of the next $5 billion; 0.004% of the next $20 billion; 0.002% of the next $25 billion; and 0.0015% of average daily net assets in excess of $75 billion. The fees payable to DIFSC under the shareholder services agreement described above are allocated among all retail funds in the Nomura Funds on a relative NAV basis. These amounts are included on the “Statements of operations” under “Dividend disbursing, transfer agent and sub-transfer agent fees and expenses.” For the year ended August 31, 2026, each Fund paid for these services as follows:
Fund	Fees
Nomura Tax-Free Colorado Fund	$16,917
Nomura Tax-Free Idaho Fund	9,102
Nomura Tax-Free New York Fund	16,787
Nomura Tax-Free Pennsylvania Fund	27,273
Pursuant to a sub-transfer agency agreement between DIFSC and BNY Mellon Investment Servicing (US) Inc. (BNYIS), BNYIS provides certain sub-transfer agency services to the Funds. Sub-transfer agency fees are paid by the Funds and are also included on the “Statements of operations” under “Dividend disbursing, transfer agent and sub-transfer agent fees and expenses.” The fees are calculated daily and paid as invoices on a monthly or quarterly basis.
Pursuant to a distribution agreement and distribution plan, each Fund pays DDLP, the distributor and an affiliate of DMC, an annual 12b-1 fee of 0.25% of the average daily net assets of the Class A shares (except for Nomura Tax-Free Pennsylvania Fund). Nomura Tax-Free Pennsylvania Fund’s Class A shares are subject to a blended 12b-1 fee of 0.10% on all shares acquired prior to June 1, 1992 and 0.25% on all shares acquired on or after June 1, 1992. All Class A shareholders bear 12b-1 fees at the same rate, the blended rate, currently 0.25% of the average daily net assets, based on the formula described above. This method of calculating Class A 12b-1 fees may be discontinued at the sole discretion of the Board. Each Fund pays DDLP, an annual 12b-1 fee of 1.00% of the average daily net assets of the Class C shares. The fees are calculated daily and paid monthly. Institutional Class shares do not pay 12b-1 fees.
As provided in the investment management agreement, each Fund bears a portion of the cost of certain resources shared with DMC, including the cost of internal personnel of DMC and/or its affiliates that provide legal and regulatory reporting services to the Funds. These amounts are included on the “Statements of operations” under “Legal fees.” For the year ended August 31, 2026, each Fund paid for internal legal and regulatory reporting services provided by DMC and/or its affiliates’ employees as follows:
Fund	Fees
Nomura Tax-Free Colorado Fund	$4,612
Nomura Tax-Free Idaho Fund	2,489
Nomura Tax-Free New York Fund	4,623

Fund	Fees
Nomura Tax-Free Pennsylvania Fund	$29,727
For the year ended August 31, 2026, DDLP earned commissions on sales of Class A shares for each Fund as follows:
Fund	Class A
Nomura Tax-Free Colorado Fund	$2,846
Nomura Tax-Free Idaho Fund	4,251
Nomura Tax-Free New York Fund	2,389
Nomura Tax-Free Pennsylvania Fund	6,030
For the year ended August 31, 2026, DDLP received gross CDSC commissions on redemptions of each Fund’s Class A and Class C shares, and these commissions were entirely used to offset upfront commissions previously paid by DDLP to broker/dealers on sales of those shares. The amounts received were as follows:
Fund	Class A	Class C
Nomura Tax-Free Colorado Fund	$7,198	$57
Nomura Tax-Free Idaho Fund	17,042	292
Nomura Tax-Free New York Fund	33,364	220
Nomura Tax-Free Pennsylvania Fund	18,367	2,570
Trustees’ fees include expenses accrued by each Fund for each Trustee’s retainer and meeting fees. Certain officers of DMC, DIFSC, and DDLP are officers and/or Trustees of the Trusts. These officers and Trustees are paid no compensation by the Funds.
During the year ended August 31, 2025, DMC reimbursed each Fund the following amounts in connection with trade errors. These amounts are included in “Net increase from payment by affiliates” in the "Statements of changes in net assets." Payment by affiliates had no impact on total return.
Fund	Payment by affiliates
Nomura Tax-Free Colorado Fund	$9,849
Nomura Tax-Free Idaho Fund	14,983
Nomura Tax-Free New York Fund	17,190
Nomura Tax-Free Pennsylvania Fund	109,852
3. Investments
For the year ended August 31, 2026, each Fund made purchases and sales of investment securities other than short-term investments and US government securities as follows:
Fund	Purchases	Sales
Nomura Tax-Free Colorado Fund	$29,398,741	$15,244,404
Nomura Tax-Free Idaho Fund	18,564,173	14,452,179
Nomura Tax-Free New York Fund	24,618,473	55,540,837

Notes to financial statements
Nomura Funds state tax-free funds
3. Investments (continued)
Fund	Purchases	Sales
Nomura Tax-Free Pennsylvania Fund	$32,513,727	$57,883,565
The tax cost of investments includes adjustments to net unrealized appreciation (depreciation) which may not necessarily be the final tax cost basis adjustments but which approximate the tax basis unrealized gains and losses that may be realized and distributed to shareholders. At August 31, 2026, the cost and unrealized appreciation (depreciation) of investments for federal income tax purposes for each Fund were as follows:
Fund	Cost of investments	Aggregate unrealized appreciation of investments	Aggregate unrealized depreciation of investments	Net unrealized appreciation (depreciation) of investments
Nomura Tax-Free Colorado Fund	$262,591,089	$3,577,571	$(13,802,407)	$(10,224,836)
Nomura Tax-Free Idaho Fund	142,551,533	2,324,744	(10,701,575)	(8,376,831)
Nomura Tax-Free New York Fund	237,208,351	4,396,658	(11,885,727)	(7,489,069)
Nomura Tax-Free Pennsylvania Fund	389,084,988	8,350,853	(19,571,545)	(11,220,692)
US GAAP defines fair value as the price that each Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three-level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available under the circumstances. Each of the Fund’s investments are assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-level hierarchy of inputs is summarized as follows:
Level 1  − Inputs are quoted prices in active markets for identical investments. (Examples: equity securities, open-end investment companies, futures contracts, and exchange-traded options contracts)
Level 2  − Other observable inputs, including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, and default rates) or other market-corroborated inputs. (Examples: debt securities, government securities, swap contracts, forward foreign currency exchange contracts, foreign securities utilizing international fair value pricing, broker-quoted securities, and fair valued securities)
Level 3  − Significant unobservable inputs, including each Fund’s own assumptions used to determine the fair value of investments. (Examples: broker-quoted securities and fair valued securities)
Level 3 investments are valued using significant unobservable inputs. Each Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity, and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.
The following tables summarize the valuation of each Fund’s investments by fair value hierarchy levels as of August 31, 2026:
Nomura Tax-Free Colorado Fund
Level 2
Securities
Assets:
Municipal Bonds	$242,866,253
Short-Term Investments	9,500,000
Total Value of Securities	$252,366,253
Nomura Tax-Free Idaho Fund
Level 2
Securities
Assets:
Municipal Bonds	$132,674,702
Short-Term Investments	1,500,000
Total Value of Securities	$134,174,702
Nomura Tax-Free New York Fund
Level 2
Securities
Assets:
Municipal Bonds	$221,569,282
Short-Term Investments	8,150,000
Total Value of Securities	$229,719,282

Notes to financial statements
Nomura Funds state tax-free funds
3. Investments (continued)
Nomura Tax-Free Pennsylvania Fund
Level 2
Securities
Assets:
Municipal Bonds	$371,274,296
Short-Term Investments	6,590,000
Total Value of Securities	$377,864,296
During the year ended August 31, 2026, there were no transfers into or out of Level 3 investments. Each Fund’s policy is to recognize transfers into or out of Level 3 investments based on fair value at the beginning of the reporting year.
A reconciliation of Level 3 investments is presented when a Fund has a significant amount of Level 3 investments at the beginning or end of the year in relation to that Fund’s net assets. As of August 31, 2026, there were no Level 3 investments.
4. Dividend and Distribution Information
Income and long-term capital gain distributions are determined in accordance with federal income tax regulations, which may differ from US GAAP. Additionally, distributions from net short-term gains on sales of investment securities are treated as ordinary income for federal income tax purposes. The tax character of dividends and distributions paid during the years ended August 31, 2026 and 2025 were as follows:
	Tax-exempt income	Ordinary income	Total
Year ended August 31, 2026:
Nomura Tax-Free Colorado Fund	$9,246,953	$17,449	$9,264,402
Nomura Tax-Free Idaho Fund	4,710,718	75,979	4,786,697
Nomura Tax-Free New York Fund	9,685,007	287,066	9,972,073
Nomura Tax-Free Pennsylvania Fund	15,549,266	400,178	15,949,444

Year ended August 31, 2025:
Nomura Tax-Free Colorado Fund	8,634,981	7,701	8,642,682
Nomura Tax-Free Idaho Fund	4,531,559	1,833	4,533,392
Nomura Tax-Free New York Fund	10,248,616	284,467	10,533,083
Nomura Tax-Free Pennsylvania Fund	15,719,089	382,941	16,102,030

5. Components of Net Assets on a Tax Basis
As of August 31, 2026, the components of net assets on a tax basis were as follows:
	Nomura Tax-Free Colorado Fund	Nomura Tax-Free Idaho Fund
Paid-in capital	$274,224,611	$152,762,797
Undistributed tax-exempt income	423,329	34,970
Distributions payable	(70,798)	(48,406)
Capital loss carryforwards	(11,470,879)	(8,757,304)
Unrealized appreciation (depreciation) of investments	(10,224,836)	(8,376,831)
Net assets	$252,881,427	$135,615,226
	Nomura Tax-Free New York Fund	Nomura Tax-Free Pennsylvania Fund
Paid-in capital	$250,984,348	$417,497,153
Undistributed tax-exempt income	1,193,749	683,996
Distributions payable	(102,113)	(92,699)
Capital loss carryforwards	(13,405,098)	(24,704,183)
Unrealized appreciation (depreciation) of investments	(7,489,069)	(11,220,692)
Net assets	$231,181,817	$382,163,575
The differences between book basis and tax basis components of net assets are primarily attributable to tax treatment of market discount and premium on debt instruments and tax deferral of losses due to wash sales, as applicable.
For financial reporting purposes, capital accounts are adjusted to reflect the tax character of permanent book/tax differences. For the year ended August 31, 2026, the Funds had no reclassifications.
For federal income tax purposes, capital loss carryforwards may be carried forward and applied against future capital gains. At August 31, 2026, capital loss carryforwards available to offset future realized capital gains are as follows:
	Loss carryforward character
	Short-term	Long-term	Total
Nomura Tax-Free Colorado Fund	$ 5,418,326	$6,052,553	$ 11,470,879
Nomura Tax-Free Idaho Fund	4,667,514	4,089,790	8,757,304
Nomura Tax-Free New York Fund	3,932,990	9,472,108	13,405,098
Nomura Tax-Free Pennsylvania Fund	8,970,993	15,733,190	24,704,183

Notes to financial statements
Nomura Funds state tax-free funds
6. Capital Shares
Transactions in capital shares were as follows:
	Nomura Tax-Free Colorado Fund		Nomura Tax-Free Idaho Fund
	Year ended		Year ended
	8/31/26	8/31/25	8/31/26	8/31/25
Shares sold:
Class A	1,389,584	2,094,852	1,124,426	2,439,633
Class C	81,740	51,776	29,807	38,274
Institutional Class	3,561,567	4,778,789	2,134,968	1,726,474

Shares issued upon reinvestment of dividends and distributions:
Class A	414,762	403,574	234,375	221,787
Class C	6,701	5,801	9,107	10,439
Institutional Class	396,873	362,482	175,501	183,357
	5,851,227	7,697,274	3,708,184	4,619,964

Shares redeemed:
Class A	(2,080,885)	(1,633,968)	(1,733,347)	(1,581,757)
Class C	(41,877)	(50,416)	(128,414)	(111,476)
Institutional Class	(2,346,582)	(3,710,622)	(1,323,384)	(2,519,738)
	(4,469,344)	(5,395,006)	(3,185,145)	(4,212,971)
Net increase	1,381,883	2,302,268	523,039	406,993

	Nomura Tax-Free New York Fund		Nomura Tax-Free Pennsylvania Fund
	Year ended		Year ended
	8/31/26	8/31/25	8/31/26	8/31/25
Shares sold:
Class A	2,158,619	4,029,284	2,653,186	7,410,908
Class C	60,720	104,139	218,224	333,828
Institutional Class	2,645,058	4,332,386	5,525,159	6,513,516

Shares issued upon reinvestment of dividends and distributions:
Class A	534,516	539,435	1,424,277	1,523,667
Class C	11,091	12,871	50,221	48,913
Institutional Class	301,344	329,749	582,135	505,698
	5,711,348	9,347,864	10,453,202	16,336,530

Shares redeemed:
Class A	(4,423,468)	(3,999,495)	(8,446,878)	(10,476,622)
Class C	(166,472)	(145,254)	(297,870)	(227,327)
Institutional Class	(3,368,131)	(4,658,791)	(4,346,506)	(4,972,392)
	(7,958,071)	(8,803,540)	(13,091,254)	(15,676,341)
Net increase (decrease)	(2,246,723)	544,324	(2,638,052)	660,189
Certain shareholders may exchange shares of one class for shares of another class in the same Fund. These exchange transactions are included in shares sold and shares redeemed in the tables above and on the previous page and on the “Statements of changes in net assets.” For the years ended August 31, 2026 and 2025, each Fund had the following exchange transactions:
	Exchange Redemptions			Exchange Subscriptions
	Class A Shares	Class C Shares	Institutional Class Shares	Class A Shares	Institutional Class Shares	Value

Nomura Tax-Free Colorado Fund
Year ended
8/31/26	71,684	—	—	—	71,684	$735,844
8/31/25	33,999	—	4,028	4,028	33,999	394,904

Nomura Tax-Free Idaho Fund*
Year ended
8/31/25	—	—	16,183	16,187	—	161,404

Nomura Tax-Free New York Fund
Year ended
8/31/26	34,235	—	—	—	34,268	354,675
8/31/25	518	86	—	86	518	6,434

Notes to financial statements
Nomura Funds state tax-free funds
6. Capital Shares (continued)
	Exchange Redemptions			Exchange Subscriptions
	Class A Shares	Class C Shares	Institutional Class Shares	Class A Shares	Institutional Class Shares	Value

Nomura Tax-Free Pennsylvania Fund
Year ended
8/31/26	38,507	14,523	—	3,800	49,298	$381,991
8/31/25	49,534	3,384	—	3,389	49,598	375,413
*Nomura Tax-Free Idaho Fund did not have any exchange transactions for the year ended August 31, 2026.
7. Line of Credit
Each Fund, along with certain other funds in the Nomura Funds (Participants), is a participant in a $335,000,000 revolving line of credit (Agreement) intended to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. Under the Agreement, the Participants are charged an annual commitment fee of 0.15%, which is allocated across the Participants based on a weighted average of the respective net assets of each Participant. The Participants are permitted to borrow up to a maximum of one-third of their net assets under the Agreement. Each Participant is individually, and not jointly, liable for its particular advances, if any, under the line of credit. The line of credit available under the Agreement expired on October 27, 2025. This Agreement was extended to October 26, 2026.
Each Fund had no amounts outstanding as of August 31, 2026, or at any time during the year then ended.
8. Securities Lending
Each Fund, along with other funds in the Nomura Funds, may lend its securities pursuant to a security lending agreement (Lending Agreement) with The Bank of New York Mellon (BNY). At the time a security is loaned, the borrower must post collateral equal to the required percentage of the market value of the loaned security, including any accrued interest. The required percentage is: (1) 102% with respect to US securities and foreign securities that are denominated and payable in US dollars; and (2) 105% with respect to foreign securities. With respect to each loan, if on any business day the aggregate market value of securities collateral plus cash collateral held is less than the aggregate market value of the securities which are the subject of such loan, the borrower will be notified to provide additional collateral by the end of the following business day, which, together with the collateral already held, will be not less than the applicable initial collateral requirements for such security loan. If the aggregate market value of securities collateral and cash collateral held with respect to a security loan exceeds the applicable initial collateral requirement, upon the request of the borrower, BNY must return enough collateral to the borrower by the end of the following business day to reduce the value of the remaining collateral to the applicable initial collateral requirement for such security loan. As a result of the foregoing, the value of the collateral held with respect to a loaned security on any particular day, may be more or less than the value of the security on loan. The collateral percentage with respect to the market value of the loaned security is determined by the security lending agent.
Cash collateral received by each Fund of the Trust is generally invested in a series of individual separate accounts, each corresponding to a fund. The investment guidelines permit each separate account to hold certain securities that would be considered eligible securities for a money market fund. Cash collateral received is generally invested in government securities; certain obligations issued by government sponsored enterprises; repurchase agreements collateralized by US Treasury securities; obligations issued by the central government of any Organization for Economic Cooperation and Development (OECD) country or its agencies, instrumentalities, or establishments; obligations of supranational organizations; commercial paper, notes, bonds, and other debt obligations; certificates of deposit, time deposits, and other bank obligations; certain money market funds; and asset-backed securities. Each Fund can also accept US government securities and letters of credit (non-cash collateral) in connection with securities loans.
In the event of default or bankruptcy by the lending agent, realization and/or retention of the collateral may be subject to legal proceedings. In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to each Fund or, at the discretion of the lending agent, replace the loaned securities. Each Fund continues to record dividends or interest, as applicable, on the securities loaned and is subject to changes in value of the securities loaned that may occur during the term of the loan. Each Fund has the right under the Lending Agreement to recover the securities from the borrower on demand. With respect to security loans collateralized by non-cash collateral, each Fund receives loan premiums paid by the borrower. With respect to security loans collateralized by cash collateral, the earnings from the collateral investments are shared among each Fund, the security lending agent, and the borrower. Each Fund records security lending income net of allocations to the security lending agent and the borrower.
Each Fund may incur investment losses as a result of investing securities lending collateral. This could occur if an investment in each collateral investment account defaulted or became impaired. Under those circumstances, the value of each Fund’s cash collateral account may be less than the amount each Fund would be required to return to the borrowers of the securities and each Fund would be required to make up for this shortfall.
During the year ended August 31, 2026, each Fund had no securities out on loan.
9. Geographic, Credit and Market Risks
When interest rates rise, fixed income securities (i.e. debt obligations) generally will decline in value. These declines in value are greater for fixed income securities with longer maturities or

Notes to financial statements
Nomura Funds state tax-free funds
9. Geographic, Credit and Market Risks (continued)
durations. Interest rate changes are influenced by a number of factors, such as government policy, monetary policy, inflation expectations, and the supply and demand of bonds. A fund may be subject to a greater risk of rising interest rates when interest rates are low or inflation rates are high or rising.
The Funds concentrate their investments in securities issued by each corresponding state’s municipalities. The Funds invest primarily in a specific state and may be subject to geographic concentration risk. In addition, the Funds have the flexibility to invest in issuers in US territories and possessions such as the Commonwealth of Puerto Rico, the US Virgin Islands, and Guam, whose bonds are also free of federal and individual state income taxes. The value of the Funds’ investments may be adversely affected by new legislation within the US states or territories, regional or local economic conditions, and differing levels of supply and demand for municipal bonds. Many municipalities insure repayment for their obligations. Although bond insurance reduces the risk of loss due to default by an issuer, such bonds remain subject to the risk that value may fluctuate for other reasons and there is no certainty that the insurance company will meet its obligations. A real or perceived decline in creditworthiness of a bond insurer can have an adverse impact on the value of insured bonds held in each Fund.
Each Fund invests a portion of its assets in high yield fixed income securities, which are securities rated lower than BBB- by Standard & Poor’s Financial Services LLC (S&P) and Baa3 by Moody’s Investors Service, Inc. (Moody’s), or similarly rated by another nationally recognized statistical rating organization. Investments in these higher yielding securities are generally accompanied by a greater degree of credit risk than higher-rated securities. Additionally, lower-rated securities may be more susceptible to adverse economic and competitive industry conditions than investment grade securities.
Each Fund invests in certain obligations that may have liquidity protection designed to ensure that the receipt of payments due on the underlying security is timely. Such protection may be provided through guarantees, insurance policies, or letters of credit obtained by the issuer or sponsor through third parties, through various means of structuring the transaction, or through a combination of such approaches. Each Fund will not pay any additional fees for such credit support, although the existence of credit support may increase the price of a security.
From time to time, each Fund may invest in industrial development bonds or pollution control revenue bonds that are issued by a conduit authority on behalf of a corporation that is either foreign owned or has international affiliates or operations. While the bonds may be issued to finance a facility located in the US, the bonds may be secured by a payment obligation or guaranty of the corporation. To the extent each Fund invests in such securities, that Fund may be exposed to risks associated with international investments. The risk of international investments not ordinarily associated with US investments includes fluctuation in currency values, differences in accounting principles, and/or economic or political instability in other nations.
Each Fund may invest in advance refunded bonds, escrow secured bonds, or defeased bonds. Under current federal tax laws and regulations, state and local government borrowers are permitted to refinance outstanding bonds by issuing new bonds. The issuer refinances the outstanding debt to either reduce interest costs or to remove or alter restrictive covenants imposed by the bonds being refinanced. A refunding transaction where the municipal securities are being refunded within 90 days from the issuance of the refunding issue is known as a “current refunding.” “Advance refunded bonds” are bonds in which the refunded bond issue remains outstanding for more than 90 days following the issuance of the refunding issue. In an advance refunding, the issuer will use the proceeds of a new bond issue to purchase high grade interest-bearing debt securities, which are then deposited in an irrevocable escrow account held by an escrow agent to secure all future payments of principal and interest and bond premium of the advance refunded bond. Bonds are “escrowed to maturity” when the proceeds of the refunding issue are deposited in an escrow account for investment sufficient to pay all of the principal and interest on the original interest payment and maturity dates.
Bonds are considered “pre-refunded” when the refunding issuer’s proceeds are escrowed only until a permitted call date or dates on the refunded issue with the refunded issue being redeemed at the time, including any required premium. Bonds become “defeased” when the rights and interests of the bondholders and of their lien on the pledged revenues or other security under the terms of the bond contract are substituted with an alternative source of revenues (the escrow securities) sufficient to meet payments of principal and interest to maturity or to the first call dates. Escrowed secured bonds will often receive a rating of AAA from Moody’s, S&P, and/or Fitch Ratings due to the strong credit quality of the escrow securities and the irrevocable nature of the escrow deposit agreement.
Each Fund may invest up to 15% of its net assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A promulgated under the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair each Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Board has delegated to DMC the day-to-day functions of determining whether individual securities are liquid for purposes of the Funds'
limitation on investments in illiquid securities. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Funds' 15% limit on investments in illiquid securities. Rule 144A securities have been identified on the “Schedules of investments.”
10. Contractual Obligations
Each Fund enters into contracts in the normal course of business that contain a variety of indemnifications. Each Fund’s maximum exposure under these arrangements is unknown. However, each Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed each Fund’s existing contracts and expects the risk of loss to be remote.

Notes to financial statements
Nomura Funds state tax-free funds
11. Subsequent Events
On October 26, 2026, each Fund, along with the other Participants, entered into an amendment to the Agreement for a $335,000,000 revolving line of credit to be used as described in Note 7. It operates in substantially the same manner as the original Agreement. Under the amendment to the Agreement, the Participants are charged an annual commitment fee of 0.15%, which is allocated across the Participants based on a weighted average of the respective net assets of each Participant. The line of credit available under the Agreement expires on October 25, 2027.
Management has determined that no other material events or transactions occurred subsequent to August 31, 2026, that would require recognition or disclosure in the Funds’ financial statements.

Report of independent registered public accounting firm
To the Shareholders of Nomura Tax-Free Colorado Fund, Nomura Tax-Free Idaho Fund, Nomura Tax-Free New York Fund and Nomura Tax-Free Pennsylvania Fund, and Board of Trustees of Voyageur Mutual Funds II, Voyageur Mutual Funds and Delaware Group State Tax-Free Income Trust
Opinion on the Financial Statements
We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of Nomura Tax-Free Colorado Fund (formerly Macquarie Tax-Free Colorado Fund) (a series of Voyageur Mutual Funds II), Nomura Tax-Free Idaho Fund and Nomura Tax-Free New York Fund (formerly Macquarie Tax-Free Idaho Fund and Macquarie Tax-Free New York Fund, respectively) (each a series of Voyageur Mutual Funds), and Nomura Tax-Free Pennsylvania Fund (formerly Macquarie Tax-Free Pennsylvania Fund) (a series of Delaware Group State Tax-Free Income Trust) (collectively, the “Funds”), as of August 31, 2026, the related statements of operations, statements of changes in net assets, and the financial highlights for the year then ended, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of August 31, 2026, the results of their operations, changes in net assets, and the financial highlights for the year then ended, in conformity with accounting principles generally accepted in the United States of America.
The Funds’ financial statements and financial highlights for the years ended August 31, 2025, and prior, were audited by other auditors whose report dated October 24, 2025, expressed an unqualified opinion on those financial statements and financial highlights.
Basis for Opinion
These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of August 31, 2026, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.
We have served as the auditor of one or more investment companies advised by Delaware Management Company since 2025.
COHEN & COMPANY, LTD.
Philadelphia, Pennsylvania
October 30, 2026

Other Fund information (Unaudited)
Nomura Funds state tax-free funds
Tax Information
The information set forth below is for the Funds’ fiscal year as required by federal income tax laws. Shareholders, however, must report distributions on a calendar year basis for income tax purposes, which may include distributions for portions of two fiscal years of each Fund. Accordingly, the information needed by shareholders for income tax purposes will be sent to them in January of each year. Please consult your tax advisor for proper treatment of this information.
All disclosures are based on financial information available as of the date of this annual report and, accordingly are subject to change. For any and all items requiring reporting, it is the intention of each Fund to report the maximum amount permitted under the Internal Revenue Code and the regulations thereunder.
For the fiscal year ended August 31, 2026, each Fund reports distributions paid during the year as follows:
	(A) Tax-Exempt Income Distributions (Tax Basis)	(B) Ordinary Income Distributions (Tax Basis)	Total Distributions (Tax Basis)
Nomura Tax-Free Colorado Fund	99.81%	0.19%	100.00%
Nomura Tax-Free Idaho Fund	98.41%	1.59%	100.00%
Nomura Tax-Free New York Fund	97.12%	2.88%	100.00%
Nomura Tax-Free Pennsylvania Fund	97.49%	2.51%	100.00%

(A) and (B) are based on a percentage of each Fund’s total distributions.
Changes in and Disagreements with Accountants for Open-End Management Investment Companies
Change in Independent Registered Public Accounting Firm
At a meeting held on May 20, 2026, the Board of Trustees (Board), upon recommendation of the Audit Committee, dismissed PricewaterhouseCoopers LLP (PwC) and approved the appointment of Cohen & Company, Ltd. (Cohen & Co) to serve as the independent registered public accounting firm for Nomura Tax-Free Colorado Fund (formerly, Macquarie Tax-Free Colorado Fund), Nomura Tax-Free Idaho Fund (formerly, Macquarie Tax-Free Idaho Fund), Nomura Tax-Free New York Fund (formerly, Macquarie Tax-Free New York Fund) and Nomura Tax-Free Pennsylvania Fund (formerly, Macquarie Tax-Free Pennsylvania Fund) (for purposes of this paragraph, each, a Fund and collectively, the "Funds") for the fiscal year ending August 31, 2026.

PwC’s reports on the financial statements for the fiscal years ended August 31, 2024 and August 31, 2025 did not contain any adverse opinion or disclaimer of opinion, nor were they qualified or modified as to uncertainty, audit scope, or accounting principles.
In addition, during the fiscal years ended August 31, 2024 and August 31, 2025 and during the subsequent interim period through May 20, 2026, (i) there were no disagreements between the Funds and PwC on accounting principles, financial statement disclosures or audit scope, which, if not resolved to the satisfaction of PwC, would have caused them to make reference to the disagreement in their reports; and (ii) there were no reportable events described in Item 304(a) (1) (v) of Regulation S-K under the Securities Exchange Act of 1934, as amended. During the fiscal years ended August 31, 2024 and August 31, 2025 and during the subsequent interim period through May 20, 2026, neither the Board nor anyone on its behalf has consulted with Cohen & Co at any time prior to their selection with respect to (i) the application of accounting principles to a specified transaction, either completed or proposed or the type of audit opinion that might be rendered on the Funds’ financial statements; or (ii) the subject of a disagreement (as defined in paragraph (a) (1) (iv) of Item 304 of Regulation S-K) or reportable events (as described in paragraph (a) (1) (v) of said Item 304).
The Funds have provided PwC with a copy of this Form N-CSR and requested that PwC furnish the Funds with a letter stating whether or not it agrees with the statements made herein. A copy of PwC’s letter, dated November 4, 2026, is attached as Exhibit 99 to this N-CSR.
Proxy Disclosures for Open-End Management Investment Companies
Not applicable.
Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies
The aggregate remuneration paid to directors, officers, and others is disclosed within the financial statements.
Statement Regarding Basis of Approval for Investment Advisory Contract
Not applicable.

Contact information
Shareholder assistance by phone
800 523-1918, weekdays from 8:30am to
6:00pm ET
For securities dealers and financial
institutions representatives only
800 362-7500
Regular mail
Nomura Funds
P.O. Box 534437
Pittsburgh, PA 15253-4437
Overnight courier service
Nomura Funds
Attention: 534437
1350 Penn Avenue, Suite 102
Pittsburgh, PA 15222
Nomura Asset Management • 610 Market Street • Philadelphia, PA 19106-2354
Nomura Asset Management, unless otherwise stated, refers to the Nomura Asset Management International business. Nomura Asset Management is part of the Investment Management Division of the Nomura Group, providing integrated public and private market asset management services across equities, fixed income, private credit and multi-asset solutions to intermediary and institutional clients. Nomura Asset Management primarily operates through several distinct investment managers, which includes Nomura Investment Management Business Trust (NIMBT), a Securities and Exchange Commission (SEC) registered investment adviser. Investment advisory services are provided to the Nomura Funds by Delaware Management Company, a series of NIMBT. The Nomura Funds mutual funds are distributed by Delaware Distributors, L.P., a registered broker/dealer and member of the Financial Industry Regulatory Authority (FINRA) and an affiliate of NIMBT. The Nomura Funds exchange-traded funds are distributed by Foreside Financial Services, LLC. Foreside Financial Services, LLC is not affiliated with any Nomura entity, including Delaware Management Company and Delaware Distributors, L.P.
(5960117)
AR-STTF-1026
This page is not part of the financial statements and other information.

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Change in Independent Registered Public Accounting Firm

At a meeting held on May 20, 2026, the Board of Trustees (Board), upon recommendation of the Audit Committee, dismissed PricewaterhouseCoopers LLP (PwC) and approved the appointment of Cohen & Company, Ltd. (Cohen & Co) to serve as the independent registered public accounting firm for Nomura Tax-Free Pennsylvania Fund (formerly, Macquarie Tax-Free Pennsylvania Fund) (the “Fund”) for the fiscal year ending August 31, 2026.

PwC’s reports on the financial statements for the fiscal years ended August 31, 2024 and August 31, 2025 did not contain any adverse opinion or disclaimer of opinion, nor were they qualified or modified as to uncertainty, audit scope, or accounting principles.

In addition, during the fiscal years ended August 31, 2024 and August 31, 2025 and during the subsequent interim period through May 20, 2026, (i) there were no disagreements between the Fund and PwC on accounting principles, financial statement disclosures or audit scope, which, if not resolved to the satisfaction of PwC, would have caused them to make reference to the disagreement in their reports; and (ii) there were no reportable events described in Item 304(a) (1) (v) of Regulation S-K under the Securities Exchange Act of 1934, as amended. During the fiscal years ended August 31, 2024 and August 31, 2025 and during the subsequent interim period through May 20, 2026, neither the Board nor anyone on its behalf has consulted with Cohen & Co at any time prior to their selection with respect to (i) the application of accounting principles to a specified transaction, either completed or proposed or the type of audit opinion that might be rendered on the Fund’s financial statements; or (ii) the subject of a disagreement (as defined in paragraph (a) (1) (iv) of Item 304 of Regulation S-K) or reportable events (as described in paragraph (a) (1) (v) of said Item 304).

The Fund has provided PwC with a copy of this Form N-CSR and requested that PwC furnish the Fund with a letter stating whether or not it agrees with the statements made herein. A copy of PwC’s letter, dated November 4, 2026, is attached as Exhibit 99 to this N-CSR.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

The information is included as part of the material filed under Item 7 of this form.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Not applicable.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.

Item 16. Controls and Procedures.

(a)

The registrant’s principal executive officer and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing of this report, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the Investment Company Act of 1940 (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)) and provide reasonable assurance that the information required to be disclosed by the registrant in its reports or statements filed under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the rules and forms of the Securities and Exchange Commission.

(b)

There were no significant changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940 (17 CFR 270.30a-3(d)) that occurred during the period covered by the report to stockholders included herein that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19. Exhibits.

(a)(1)	Not applicable.

(a)(2)	Not applicable.

(a)(3)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto as Exhibit 99.CERT.

(a)(4)	There were no written solicitations to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the Registrant to 10 or more persons.

(a)(5)	There was a change in the Registrant’s independent public accountant during the period covered by the report. Attached hereto as Exhibit 99.IND.PUB.ACCT.

(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto as Exhibit 99.906 CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf, by the undersigned, thereunto duly authorized.

Name of Registrant: Delaware Group® State Tax-Free Income Trust

/s/ SHAWN K. LYTLE

By:	Shawn K. Lytle
Title:	President and Principal Executive Officer
Date:	November 4, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ SHAWN K. LYTLE

By:	Shawn K. Lytle
Title:	President and Principal Executive Officer
Date:	November 4, 2026

/s/ RICHARD SALUS

By:	Richard Salus
Title:	Principal Financial Officer
Date:	November 4, 2026